UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Enhanced Short Maturity Exchange-Traded Fund

PIMCO Foreign Currency Strategy Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

PIMCO Total Return Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5%
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Bonds
7.250% due 05/15/2016	$2,440	$2,871
U.S. Treasury Notes
0.125% due 04/30/2015	2,205	2,201
0.250% due 08/31/2014	3,000	3,004
0.250% due 12/15/2014	7,335	7,344
0.250% due 01/15/2015	7,188	7,195
0.250% due 02/15/2015	9,809	9,817
0.250% due 03/31/2015	2,205	2,206
0.250% due 05/15/2015	5,700	5,700
0.250% due 05/31/2015	2,380	2,380
0.250% due 07/15/2015	5,350	5,347
0.250% due 08/15/2015	9,550	9,542
0.250% due 09/30/2015	2,000	1,997
0.250% due 10/15/2015	10,310	10,292
0.250% due 12/15/2015	5,190	5,176
0.250% due 04/15/2016	1,260	1,253
0.375% due 11/15/2014	6,631	6,648
0.375% due 03/15/2015	6,300	6,316
0.375% due 04/15/2015	8,620	8,640
0.375% due 06/15/2015	3,840	3,847
0.375% due 11/15/2015	2,560	2,561
0.375% due 03/15/2016	1,800	1,797
0.500% due 10/15/2014	4,722	4,740
0.500% due 06/15/2016	5,940	5,936
0.625% due 07/15/2016	3,440	3,446
0.625% due 08/15/2016	3,440	3,443
0.875% due 09/15/2016	4,200	4,232
1.750% due 05/31/2016	3,660	3,779
2.000% due 01/31/2016	4,085	4,236
2.000% due 04/30/2016	3,660	3,803
2.125% due 02/29/2016	2,400	2,498
2.375% due 03/31/2016	4,460	4,673
2.625% due 02/29/2016	1,200	1,264
3.250% due 07/31/2016	4,020	4,322
4.500% due 02/15/2016	4,085	4,479

Total U.S. Treasury Obligations (Cost $156,794)		156,985

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (a) 1.1%		1,718

Total Short-Term Instruments (Cost $1,718)		1,718

Total Investments in Securities (Cost $158,512)		158,703

Total Investments 100.5% (Cost $158,512)		$158,703
Other Assets and Liabilities, net (0.5%)		(822)

Net Assets 100.0%		$157,881

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,718	Fannie Mae 2.200% due 10/17/2022	$(1,756)	$1,718	$1,718

Total Repurchase Agreements						$(1,756)	$1,718	$1,718

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$156,985	$0	$156,985
Short-Term Instruments
Repurchase Agreements	0	1,718	0	1,718

Total Investments	$0	$158,703	$0	$158,703

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2%
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
8.750% due 08/15/2020	$160	$231
U.S. Treasury Notes
0.625% due 11/30/2017	1,950	1,911
0.750% due 02/28/2018	285	280
0.875% due 11/30/2016	325	327
0.875% due 07/31/2019	325	310
1.000% due 09/30/2016	405	409
1.000% due 06/30/2019	165	159
1.000% due 09/30/2019	205	196
1.000% due 11/30/2019	530	506
1.125% due 05/31/2019	100	97
1.125% due 03/31/2020	285	272
1.125% due 04/30/2020	470	447
1.250% due 01/31/2019	828	818
1.250% due 04/30/2019	325	319
1.250% due 02/29/2020	205	197
1.375% due 11/30/2018	239	238
1.375% due 12/31/2018	405	403
1.375% due 01/31/2020	245	238
1.375% due 05/31/2020	285	275
1.500% due 08/31/2018	221	223
1.500% due 03/31/2019	1,140	1,137
1.750% due 10/31/2018	619	630
1.875% due 06/30/2020	205	204
2.250% due 07/31/2018	423	441
2.375% due 05/31/2018	372	391
2.375% due 06/30/2018	238	250
2.500% due 06/30/2017	601	636
2.625% due 04/30/2018	490	520
2.625% due 08/15/2020	500	522
2.750% due 02/28/2018	245	262
3.000% due 02/28/2017	853	916
3.125% due 10/31/2016	826	887
3.125% due 04/30/2017	854	922
3.250% due 12/31/2016	858	927
3.250% due 03/31/2017	300	325
3.375% due 11/15/2019	245	269

Total U.S. Treasury Obligations (Cost $17,021)		17,095

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (a) 1.0%		167

Total Short-Term Instruments (Cost $167)		167

Total Investments in Securities (Cost $17,188)		17,262

Total Investments 100.2% (Cost $17,188)		$17,262
Other Assets and Liabilities, net (0.2%)		(29)

Net Assets 100.0%		$17,233

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$167	Fannie Mae 2.200% due 10/17/2022	$(174)	$167	$167

Total Repurchase Agreements						$(174)	$167	$167

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$17,095	$0	$17,095
Short-Term Instruments
Repurchase Agreements	0	167	0	167

Total Investments	$0	$17,262	$0	$17,262

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8%
U.S. TREASURY OBLIGATIONS 98.3%
U.S. Treasury Bonds
5.500% due 08/15/2028	$425	$544
6.000% due 02/15/2026	1,390	1,840
6.250% due 08/15/2023	1,253	1,660
6.375% due 08/15/2027	1,120	1,543
6.500% due 11/15/2026	271	375
8.125% due 08/15/2021	2,205	3,165
U.S. Treasury Notes
1.625% due 11/15/2022	6,425	5,952
1.750% due 05/15/2022	580	550
2.000% due 11/15/2021	2,975	2,909
2.000% due 02/15/2022	1,970	1,916
2.000% due 02/15/2023	3,100	2,954
2.125% due 08/15/2021	4,170	4,138
3.125% due 05/15/2021	3,520	3,763

Total U.S. Treasury Obligations (Cost $31,837)		31,309

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (a) 0.5%		146

Total Short-Term Instruments (Cost $146)		146

Total Investments in Securities (Cost $31,983)		31,455

Total Investments 98.8% (Cost $31,983)		$31,455
Other Assets and Liabilities, net 1.2%		379

Net Assets 100.0%		$31,834

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$146	Freddie Mac 2.080% due 10/17/2022	$(153)	$146	$146

Total Repurchase Agreements						$(153)	$146	$146

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$31,309	$0	$31,309
Short-Term Instruments
Repurchase Agreements	0	146	0	146

Total Investments	$0	$31,455	$0	$31,455

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 02/15/2039	$14,845	$5,601
0.000% due 05/15/2039	13,955	5,216
0.000% due 08/15/2039	14,845	5,498
0.000% due 11/15/2039	14,155	5,178
0.000% due 02/15/2040	14,565	5,269
0.000% due 05/15/2040	15,115	5,401
0.000% due 08/15/2040	13,865	4,896
0.000% due 11/15/2040	14,540	5,076
0.000% due 02/15/2041	14,465	5,002
0.000% due 05/15/2041	14,540	4,964
0.000% due 08/15/2041	14,465	4,876
0.000% due 11/15/2041	14,540	4,843
0.000% due 02/15/2042	14,465	4,763
0.000% due 05/15/2042	14,540	4,735
0.000% due 08/15/2042	14,625	4,707
0.000% due 11/15/2042	13,365	4,257
0.000% due 02/15/2043	15,530	4,891
0.000% due 05/15/2043	15,380	4,800
0.000% due 08/15/2043	14,000	4,342

Total U.S. Treasury Obligations (Cost $109,414)		94,315

Total Investments in Securities (Cost $109,414)		94,315

Total Investments 100.0% (Cost $109,414)		$94,315
Other Assets and Liabilities, net 0.0%		29

Net Assets 100.0%		$94,344

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$94,315	$0	$94,315

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Bonds
2.875% due 05/15/2043	$810	$687
3.125% due 02/15/2043	810	726
3.625% due 08/15/2043	600	593
U.S. Treasury Notes
0.250% due 07/31/2015	700	700
0.250% due 09/30/2015	750	749
0.375% due 08/31/2015	750	751
0.625% due 07/15/2016	700	701
0.625% due 08/15/2016	650	651
0.875% due 09/15/2016	750	756
1.000% due 05/31/2018	760	750
1.375% due 06/30/2018	750	752
1.375% due 07/31/2018	750	751
1.750% due 05/15/2023	750	695
1.875% due 06/30/2020	750	747
2.000% due 07/31/2020	750	752
2.000% due 02/15/2023	750	715
2.125% due 08/31/2020	720	726
2.500% due 08/15/2023	750	743

Total U.S. Treasury Obligations (Cost $13,110)		12,945

Total Investments in Securities (Cost $13,110)		12,945

Total Investments 99.3% (Cost $13,110)		$12,945
Other Assets and Liabilities, net 0.7%		93

Net Assets 100.0%		$13,038

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$12,945	$0	$12,945

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$167,042	$171,544
0.125% due 04/15/2017	185,382	191,313
0.125% due 04/15/2018	133,697	137,844
0.500% due 04/15/2015	88,397	90,379
1.375% due 07/15/2018	65,937	72,454
1.625% due 01/15/2015	94,711	97,951
1.625% due 01/15/2018	79,111	87,025
1.875% due 07/15/2015	86,302	91,174
2.000% due 01/15/2016	79,273	84,828
2.375% due 01/15/2017	81,063	89,973
2.500% due 07/15/2016	90,664	100,120
2.625% due 07/15/2017	63,431	72,039

Total U.S. Treasury Obligations (Cost $1,292,326)		1,286,644

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		2,371

Total Short-Term Instruments (Cost $2,371)		2,371

Total Investments in Securities (Cost $1,294,697)		1,289,015

Total Investments 99.8% (Cost $1,294,697)		$1,289,015
Other Assets and Liabilities, net 0.2%		2,970

Net Assets 100.0%		$1,291,985

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$2,371	Fannie Mae 2.200% due 10/17/2022	$(2,422)	$2,371	$2,371

Total Repurchase Agreements						$(2,422)	$2,371	$2,371

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,286,644	$0	$1,286,644
Short-Term Instruments
Repurchase Agreements	0	2,371	0	2,371

Total Investments	$0	$1,289,015	$0	$1,289,015

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$8,235	$6,764
0.750% due 02/15/2042	13,586	11,651
2.125% due 02/15/2040	8,992	10,652
2.125% due 02/15/2041	13,698	16,254
2.500% due 01/15/2029	8,092	9,961
3.375% due 04/15/2032	3,352	4,701
3.875% due 04/15/2029	15,296	21,965

Total U.S. Treasury Obligations (Cost $98,680)		81,948

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		129

Total Short-Term Instruments (Cost $129)		129

Total Investments in Securities (Cost $98,809)		82,077

Total Investments 99.5% (Cost $98,809)		$82,077
Other Assets and Liabilities, net 0.5%		428

Net Assets 100.0%		$82,505

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Principal amount of security is adjusted for inflation.

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$129	Fannie Mae 2.200% due 10/17/2022	$(136)	$129	$129

Total Repurchase Agreements						$(136)	$129	$129

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$81,948	$0	$81,948
Short-Term Instruments
Repurchase Agreements	0	129	0	129

Total Investments	$0	$82,077	$0	$82,077

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$2,073	$2,050
0.125% due 07/15/2022	2,265	2,233
0.125% due 01/15/2023	1,908	1,857
0.375% due 07/15/2023	2,068	2,059
0.625% due 07/15/2021	1,974	2,057
0.625% due 02/15/2043	264	217
0.750% due 02/15/2042	2,081	1,785
1.125% due 01/15/2021	3,460	3,728
1.375% due 01/15/2020	4,064	4,461
1.625% due 01/15/2015	3,334	3,448
1.625% due 01/15/2018	4,657	5,123
1.750% due 01/15/2028	2,071	2,322
1.875% due 07/15/2019	2,640	2,993
2.000% due 01/15/2016	1,771	1,895
2.000% due 01/15/2026	2,663	3,077
2.125% due 02/15/2040	979	1,160
2.125% due 02/15/2041	1,907	2,263
2.375% due 01/15/2017	1,593	1,768
2.375% due 01/15/2025	2,460	2,940
2.500% due 07/15/2016	5,203	5,745
2.500% due 01/15/2029	3,720	4,579

Total U.S. Treasury Obligations (Cost $60,415)		57,760

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (b) 1.1%		656

Total Short-Term Instruments (Cost $656)		656

Total Investments in Securities (Cost $61,071)		58,416

Total Investments 100.4% (Cost $61,071)		$58,416
Other Assets and Liabilities, net (0.4%)		(205)

Net Assets 100.0%		$58,211

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$656	Fannie Mae 2.200% due 10/17/2022	$(671)	$656	$656

Total Repurchase Agreements						$(671)	$656	$656

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$57,760	$0	$57,760
Short-Term Instruments
Repurchase Agreements	0	656	0	656

Total Investments	$0	$58,416	$0	$58,416

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9%
CORPORATE BONDS & NOTES 91.1%
BANKING & FINANCE 21.7%
AGFC Capital Trust
6.000% due 01/15/2067	$1,500	$1,253
Ally Financial, Inc.
3.125% due 01/15/2016	750	753
3.500% due 07/18/2016	5,000	5,062
4.500% due 02/11/2014	14,525	14,694
4.625% due 06/26/2015	26,250	27,170
5.500% due 02/15/2017	26,550	27,974
6.250% due 12/01/2017	2,000	2,147
Barclays Bank PLC
7.750% due 04/10/2023 (e)	3,500	3,596
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	6,500	6,646
CIT Group, Inc.
4.250% due 08/15/2017	26,950	27,556
4.750% due 02/15/2015	9,003	9,341
5.000% due 05/15/2017	31,093	32,842
5.250% due 04/01/2014	3,395	3,459
6.625% due 04/01/2018	675	746
Credit Agricole S.A.
6.637% due 05/31/2017 (c)(e)	1,950	1,880
E*TRADE Financial Corp.
6.000% due 11/15/2017	13,275	14,038
6.750% due 06/01/2016	1,700	1,819
Eksportfinans ASA
2.000% due 09/15/2015	13,285	13,019
2.375% due 05/25/2016	24,518	23,844
3.000% due 11/17/2014	1,100	1,103
5.500% due 05/25/2016 (e)	22,650	23,754
5.500% due 06/26/2017	1,375	1,435
General Motors Financial Co., Inc.
2.750% due 05/15/2016	8,400	8,395
3.250% due 05/15/2018	4,900	4,777
4.750% due 08/15/2017	23,850	24,804
Genworth Holdings, Inc.
6.150% due 11/15/2066	750	659
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	22,825	22,454
HBOS PLC
6.750% due 05/21/2018	5,150	5,750
Icahn Enterprises LP
7.750% due 01/15/2016	2,619	2,707
8.000% due 01/15/2018	2,000	2,100
International Lease Finance Corp.
6.500% due 09/01/2014	2,290	2,387
6.750% due 09/01/2016	24,420	26,923
8.625% due 09/15/2015	27,725	30,705
8.750% due 03/15/2017	22,175	25,557
iStar Financial, Inc.
7.125% due 02/15/2018	1,750	1,886
9.000% due 06/01/2017	1,000	1,140
Nuveen Investments, Inc.
9.125% due 10/15/2017	9,900	9,776
Oxford Finance LLC
7.250% due 01/15/2018	400	411
RBS Capital Trust
5.512% due 09/30/2014 (c)	7,085	6,571
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	14,420	15,501
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018	3,000	3,019
5.000% due 10/01/2014	21,513	22,055
5.050% due 01/08/2015	17,254	17,897
6.990% due 10/05/2017 (c)	1,500	1,560
7.648% due 09/30/2031 (c)	2,000	2,070
SLM Corp.
3.875% due 09/10/2015	14,025	14,376
5.000% due 10/01/2013	13,000	13,000
5.050% due 11/14/2014	15,140	15,670
6.000% due 01/25/2017	150	160
6.250% due 01/25/2016	21,800	23,299
7.250% due 01/25/2022	500	511
8.450% due 06/15/2018	18,850	21,348

SMFG Preferred Capital Ltd.
6.078% due 01/25/2017 (c)	1,750	1,927
Societe Generale S.A.
5.922% due 04/05/2017 (c)(e)	1,450	1,486
Springleaf Finance Corp.
5.400% due 12/01/2015	19,765	20,556
5.750% due 09/15/2016	2,000	2,070
6.900% due 12/15/2017	29,600	31,080
UBS Preferred Funding Trust
6. 243% due 05/15/2016 (c)(e)	22,825	24,394
Virgin Media Secured Finance PLC
6.500% due 01/15/2018	5,250	5,480
XL Group PLC
6.500% due 04/15/2017 (c)	3,821	3,678

		662,270

INDUSTRIALS 59.7%
Accellent, Inc.
10.000% due 11/01/2017	9,650	8,926
ADT Corp.
2.250% due 07/15/2017	3,000	2,868
Advanced Micro Devices, Inc.
8.125% due 12/15/2017	1,000	1,050
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	609
Affinion Group, Inc.
11.500% due 10/15/2015 (e)	1,000	875
Afren PLC
11.500% due 02/01/2016	7,150	8,240
Aguila S.A.
7.875% due 01/31/2018	16,520	17,346
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	720	777
Alere, Inc.
8.625% due 10/01/2018	7,755	8,395
Aleris International, Inc.
7.625% due 02/15/2018	5,900	6,202
7.875% due 11/01/2020	12,450	12,917
Alion Science and Technology Corp.
12.000% due 11/01/2014 (a)	2,285	2,319
Altegrity, Inc.
10.500% due 11/01/2015	1,500	1,331
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,399
Ancestry.com, Inc.
9.625% due 10/15/2018	4,150	4,171
ArcelorMittal
4.250% due 08/05/2015	24,700	25,534
5.000% due 02/25/2017	27,570	28,811
Arch Coal, Inc.
8.750% due 08/01/2016 (e)	24,583	24,706
ARD Finance S.A.
11.125% due 06/01/2018 (a)	6,950	7,402
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	21,230	22,822
Ashland, Inc.
3.000% due 03/15/2016	800	816
3.875% due 04/15/2018	16,200	16,078
Associated Materials LLC
9.125% due 11/01/2017	13,235	14,128
AutoNation, Inc.
6.750% due 04/15/2018	6,365	7,232
Avaya, Inc.
9.750% due 11/01/2015 (e)	1,100	1,094
10.125% due 11/01/2015	4,450	4,450
Aviation Capital Group Corp.
4.625% due 01/31/2018	3,485	3,469
Bausch & Lomb, Inc.
9.875% due 11/01/2015	1,697	1,710
Beazer Homes USA, Inc.
8.125% due 06/15/2016	13,840	15,224
Berry Plastics Corp.
9.750% due 01/15/2021	3,135	3,637
Bombardier, Inc.
7.500% due 03/15/2018	3,000	3,382
Brinker International, Inc.
2.600% due 05/15/2018	987	984
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	17,700	19,249
Cablevision Systems Corp.
8.625% due 09/15/2017	14,450	16,654

Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	11,175	9,778
11.250% due 06/01/2017	19,484	19,825
Calcipar S.A.
6.875% due 05/01/2018	150	157
Capella Healthcare, Inc.
9.250% due 07/01/2017	6,500	6,971
Case New Holland, Inc.
7.875% due 12/01/2017	24,150	28,195
CCO Holdings LLC
7.250% due 10/30/2017	3,110	3,300
Centex Corp.
6.500% due 05/01/2016	1,025	1,138
Central Garden and Pet Co.
8.250% due 03/01/2018	3,768	3,740
Ceridian Corp.
11.250% due 11/15/2015	14,700	14,920
CEVA Group PLC
8.375% due 12/01/2017	2,450	2,481
Checkout Holding Corp.
0.000% due 11/15/2015	1,550	1,281
Chesapeake Energy Corp.
6.500% due 08/15/2017	1,250	1,384
9.500% due 02/15/2015	27,775	30,726
CityCenter Holdings LLC
7.625% due 01/15/2016	24,420	25,702
10.750% due 01/15/2017	1,000	1,078
Clear Channel Communications, Inc.
5.500% due 09/15/2014	16,369	16,164
10.750% due 08/01/2016	2,750	2,482
11.000% due 08/01/2016 (a)	2,001	1,811
Clearwire Communications LLC
12.000% due 12/01/2015	10,325	10,828
12.000% due 12/01/2017	1,000	1,170
CMA CGM S.A.
8.500% due 04/15/2017	2,000	1,900
CNH America LLC
7.250% due 01/15/2016	1,000	1,102
CNH Capital LLC
3.625% due 04/15/2018	750	750
3.875% due 11/01/2015	23,485	24,307
Commercial Metals Co.
6.500% due 07/15/2017	750	814
Community Health Systems, Inc.
5.125% due 08/15/2018	6,300	6,426
CONSOL Energy, Inc.
8.000% due 04/01/2017	28,053	29,947
Constellation Brands, Inc.
7.250% due 09/01/2016	1,400	1,599
7.250% due 05/15/2017	10,275	11,816
8.375% due 12/15/2014	2,850	3,085
ConvaTec Finance International S.A.
8.250% due 01/15/2019	5,650	5,664
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018	11,100	11,877
D.R. Horton, Inc.
4.750% due 05/15/2017	10,624	11,155
Dean Foods Co.
7.000% due 06/01/2016	19,199	21,263
Dell, Inc.
2.300% due 09/10/2015	15,580	15,590
DISH DBS Corp.
4.250% due 04/01/2018	9,050	9,107
6.625% due 10/01/2014	400	421
7.125% due 02/01/2016	41,773	46,003
7.750% due 05/31/2015	100	110
DJO Finance LLC
7.750% due 04/15/2018	6,485	6,453
9.750% due 10/15/2017	2,550	2,588
9.875% due 04/15/2018	17,760	18,914
Dollar General Corp.
4.125% due 07/15/2017	1,800	1,915
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	1,035
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,005	1,067
El Paso LLC
7.000% due 06/15/2017	10,284	11,523
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,381
EPE Holdings LLC
8.125% due 12/15/2017 (a)	1,043	1,094
Essar Steel Algoma, Inc.
9.875% due 06/15/2015	925	735

First Data Corp.
11.250% due 03/31/2016	19,130	19,226
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	25,275	26,033
6.375% due 02/01/2016	2,625	2,691
6.875% due 02/01/2018	2,500	2,622
7.000% due 11/01/2015	3,325	3,437
Freescale Semiconductor, Inc.
9.250% due 04/15/2018	3,000	3,262
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	10,710	11,942
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	13,861	15,455
Greif, Inc.
6.750% due 02/01/2017	12,135	13,470
Griffon Corp.
7.125% due 04/01/2018	4,450	4,739
Grifols, Inc.
8.250% due 02/01/2018	6,500	7,012
GXS Worldwide, Inc.
9.750% due 06/15/2015	2,000	2,059
Hanson Ltd.
6.125% due 08/15/2016	9,485	10,339
Hapag-Lloyd AG
9.750% due 10/15/2017 (e)	10,280	10,871
Harland Clarke Holdings Corp.
9.500% due 05/15/2015	938	942
Harvest Operations Corp.
6.875% due 10/01/2017	3,750	4,031
HCA, Inc.
5.750% due 03/15/2014	1,000	1,021
6.500% due 02/15/2016	38,600	41,929
Health Management Associates, Inc.
6.125% due 04/15/2016	15,496	17,007
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018	3,900	4,002
Hercules Offshore, Inc.
7.125% due 04/01/2017	1,000	1,069
Hertz Corp.
4.250% due 04/01/2018	400	395
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	21,050	21,892
Hospira, Inc.
5.200% due 08/12/2020	500	510
6.050% due 03/30/2017	4,385	4,815
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	12,464	13,461
Hyva Global BV
8.625% due 03/24/2016 (e)	3,500	3,430
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)	1,200	1,239
IMS Health, Inc.
12.500% due 03/01/2018	10,535	12,484
INEOS Group Holdings S.A.
6.125% due 08/15/2018	13,330	13,063
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	11,300	11,780
inVentiv Health, Inc.
9.000% due 01/15/2018	2,000	2,020
11.000% due 08/15/2018	3,180	2,584
Jaguar Holding Co.
9.375% due 10/15/2017 (a)	12,325	13,095
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018	2,750	2,984
Jarden Corp.
7.500% due 05/01/2017	1,500	1,717
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	790
7.950% due 04/01/2017	1,250	1,078
JMC Steel Group
8.250% due 03/15/2018	11,400	11,058
KB Home
5.875% due 01/15/2015	375	392
6.250% due 06/15/2015	735	782
Kratos Defense & Security Solutions, Inc.
10.000% due 06/01/2017	1,250	1,366
L Brands, Inc.
8.500% due 06/15/2019	755	904
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,594
6.500% due 07/15/2016	12,131	13,253
Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500	459

Lennar Corp.
4.125% due 12/01/2018	500	480
4.750% due 12/15/2017	925	955
5.600% due 05/31/2015	10,470	11,098
12.250% due 06/01/2017	1,000	1,280
Level 3 Financing, Inc.
8.125% due 07/01/2019	250	269
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	16,328	15,063
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	2,550	2,512
Marina District Finance Co., Inc.
9.500% due 10/15/2015	315	331
Masco Corp.
6.125% due 10/03/2016	15,717	17,466
McClatchy Co.
9.000% due 12/15/2022	6,850	7,261
Meritor, Inc.
8.125% due 09/15/2015	1,050	1,155
MGM Resorts International
6.625% due 07/15/2015	20,502	22,193
7.625% due 01/15/2017	15,995	17,954
10.000% due 11/01/2016	11,950	14,280
Michael Foods Holding, Inc.
8.500% due 07/15/2018	3,000	3,120
Michaels Stores, Inc.
7.750% due 11/01/2018	6,560	7,085
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975	973
11.500% due 11/01/2017	1,000	1,135
MPH Intermediate Holding Co.
8.375% due 08/01/2018	3,650	3,753
Mylan, Inc.
6.000% due 11/15/2018	1,700	1,833
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017	15,050	15,690
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017	15,450	16,222
New York Times Co.
6.625% due 12/15/2016	250	277
Novelis, Inc.
8.375% due 12/15/2017	26,845	28,892
NXP BV
3.500% due 09/15/2016	8,300	8,404
Ocean Rig UDW, Inc.
9.500% due 04/27/2016	2,500	2,662
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (a)	3,100	3,177
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	19,924	22,514
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	2,160
Packaging Dynamics Corp.
8.750% due 02/01/2016	2,175	2,262
Peabody Energy Corp.
6.000% due 11/15/2018	3,000	3,007
7.375% due 11/01/2016	4,150	4,658
Perstorp Holding AB
8.750% due 05/15/2017	15,290	15,940
11.000% due 08/15/2017 (e)	2,000	2,050
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)	20,030	20,431
PHH Corp.
7.375% due 09/01/2019	13,625	14,374
9.250% due 03/01/2016	1,000	1,175
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	15,636	16,144
Ply Gem Industries, Inc.
8.250% due 02/15/2018	18,461	19,846
9.375% due 04/15/2017	1,286	1,363
PQ Corp.
8.750% due 05/01/2018	3,800	4,066
Quebecor Media, Inc.
7.750% due 03/15/2016	1,371	1,398
Radiation Therapy Services, Inc.
8.875% due 01/15/2017	3,500	3,491
9.875% due 04/15/2017	1,250	906
Radio One, Inc.
12.500% due 05/24/2016	350	357
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,009
8.500% due 05/15/2018	10,250	10,762
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	750
6.850% due 07/15/2018	4,550	4,311

Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,590
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	107
7.250% due 05/15/2018	4,884	5,421
Ryerson, Inc.
9.000% due 10/15/2017	7,900	8,216
Ryland Group, Inc.
6.625% due 05/01/2020	250	260
Sabine Pass LNG LP
7.500% due 11/30/2016	26,116	28,858
Sable International Finance Ltd.
7.750% due 02/15/2017	1,000	1,060
Sabre Holdings Corp.
8.350% due 03/15/2016	750	821
Schaeffler Finance BV
7.750% due 02/15/2017	23,400	26,325
Schaeffler Holding Finance BV
6.875% due 08/15/2018	1,000	1,053
Seagate HDD Cayman
6.875% due 05/01/2020	500	550
Seagate Technology HDD Holdings
6.800% due 10/01/2016	250	284
Sequa Corp.
7.000% due 12/15/2017	4,050	4,070
Service Corp. International
7.000% due 06/15/2017	1,250	1,391
Sinclair Television Group, Inc.
9.250% due 11/01/2017	1,000	1,055
Sitel LLC
11.500% due 04/01/2018	500	433
Smithfield Foods, Inc.
7.750% due 07/01/2017	13,144	15,017
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	977	979
Spirit Aerosystems, Inc.
7.500% due 10/01/2017	4,100	4,279
SPX Corp.
6.875% due 09/01/2017	1,250	1,394
7.625% due 12/15/2014	14,360	15,401
Stanadyne Corp.
10.000% due 08/15/2014	750	720
Standard Pacific Corp.
8.375% due 05/15/2018	3,000	3,405
STHI Holding Corp.
8.000% due 03/15/2018	16,809	18,196
SUPERVALU, Inc.
8.000% due 05/01/2016	15,350	16,885
T-Mobile USA, Inc.
5.250% due 09/01/2018	5,000	5,112
Telesat Canada
6.000% due 05/15/2017	19,475	20,327
Tenet Healthcare Corp.
9.250% due 02/01/2015	14,545	15,927
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,060
Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	638
Toys “R” Us, Inc.
7.375% due 09/01/2016 (e)	13,550	13,753
10.375% due 08/15/2017	2,000	1,935
TransUnion Holding Co., Inc.
9.625% due 06/15/2018	15,400	16,747
Travelport LLC
13.875% due 03/01/2016 (a)	1,911	1,997
TRW Automotive, Inc.
7.000% due 03/15/2014	790	812
7.250% due 03/15/2017	1,750	2,012
U.S. Steel Corp.
6.050% due 06/01/2017 (e)	1,000	1,055
United Airlines, Inc.
6.750% due 09/15/2015	2,850	2,950
USG Corp.
6.300% due 11/15/2016	17,130	18,201
9.750% due 01/15/2018	1,800	2,092
Valeant Pharmaceuticals International
6.500% due 07/15/2016	6,750	7,020
6.750% due 10/01/2017	5,650	6,060
6.750% due 08/15/2018	8,000	8,600
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018	22,350	23,691
Vertellus Specialties, Inc.
9.375% due 10/01/2015	2,100	1,969

Visant Corp.
10.000% due 10/01/2017	2,000	1,870
Vulcan Materials Co.
6.500% due 12/01/2016	2,000	2,210
VWR Funding, Inc.
7.250% due 09/15/2017	11,536	12,228
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,350	4,372
Wind Acquisition Finance S.A.
7.250% due 02/15/2018	10,000	10,400
11.750% due 07/15/2017	19,195	20,419
Wind Acquisition Holdings Finance S.A.
12.250% due 07/15/2017 (a)(e)	8,702	8,637
Windstream Corp.
7.875% due 11/01/2017	21,439	24,012
Wynn Las Vegas LLC
7.875% due 11/01/2017	1,000	1,043
YCC Holdings LLC
10.250% due 02/15/2016 (a)	4,650	4,766

		1,827,062

UTILITIES 9.7%
AES Corp.
7.750% due 03/01/2014	48	49
7.750% due 10/15/2015	9,114	10,162
9.750% due 04/15/2016	18,980	22,254
Calpine Corp.
7.250% due 10/15/2017	16,250	16,941
CenturyLink, Inc.
5.150% due 06/15/2017	12,450	13,104
6.000% due 04/01/2017	17,700	19,116
Cincinnati Bell, Inc.
8.750% due 03/15/2018	1,000	1,061
CMS Energy Corp.
6.875% due 12/15/2015	250	279
DPL, Inc.
6.500% due 10/15/2016	595	634
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	6,350	6,588
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017 (e)	18,800	19,223
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	22,000	23,182
Frontier Communications Corp.
8.250% due 05/01/2014	5	5
8.250% due 04/15/2017	8,215	9,365
GenOn Energy, Inc.
7.875% due 06/15/2017	14,150	15,353
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,000	1,105
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	17,785	19,250
Midwest Generation LLC
8.560% due 01/02/2016 ^	5,799	5,712
NGPL PipeCo LLC
7.119% due 12/15/2017	14,294	12,686
NII Capital Corp.
10.000% due 08/15/2016	3,000	2,895
Niska Gas Storage U.S. LLC
8.875% due 03/15/2018	13,650	14,196
NRG Energy, Inc.
7.625% due 01/15/2018	16,600	18,468
Penn Virginia Resource Partners LP
8.250% due 04/15/2018	11,000	11,468
Sabine Oil & Gas LLC
9.750% due 02/15/2017	7,678	7,755
Sprint Communications, Inc.
6.000% due 12/01/2016	43,415	46,128
Talos Production LLC
9.750% due 02/15/2018	400	404
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	7,375	202

		297,585

Total Corporate Bonds & Notes (Cost $2,767,942)		2,786,917

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Notes
0.250% due 01/31/2014	12,700	12,710
0.250% due 02/28/2014	16,400	16,414
0.250% due 03/31/2014 (h)	30,867	30,898
0.250% due 04/30/2014 (h)	76,100	76,182

0.250% due 05/31/2014	18,000	18,020
0.250% due 06/30/2014	9,900	9,912
0.250% due 08/31/2014	9,200	9,212
0.500% due 08/15/2014	6,300	6,322
0.625% due 07/15/2014	4,900	4,921
0.750% due 06/15/2014	900	904
1.000% due 05/15/2014	5,800	5,833
1.250% due 02/15/2014 (h)	24,813	24,925
1.250% due 03/15/2014 (h)	6,604	6,640
1.250% due 04/15/2014	1,900	1,912
1.750% due 01/31/2014	8,600	8,649
1.875% due 02/28/2014	2,500	2,519
1.875% due 04/30/2014	4,100	4,143

Total U.S. Treasury Obligations (Cost $240,014)		240,116

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (f) 0.5%		16,157

U.S. TREASURY BILLS 0.5%
0.102% due 02/06/2014 - 08/21/2014 (b)(h)	14,093	14,088

Total Short-Term Instruments (Cost $30,240)		30,245

Total Investments in Securities (Cost $3,038,196)		3,057,278

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS (d) 2.1%
PIMCO Money Market Fund (e)	65,372,780	65,373

Total Short-Term Instruments (Cost $65,373)		65,373

Total Investments in Affiliates (Cost $65,373)		65,373

Total Investments 102.0% (Cost $3,103,569)		$3,122,651
Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		(140)
Other Assets and Liabilities, net (2.0%)		(61,904)

Net Assets 100.0%		$3,060,607

Notes to Schedule of Investments (amounts in thousands):

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $64,119 were out on loan in exchange for $65,373 of cash collateral as of September 30, 2013. The collateral was invested in the PIMCO Money Market Fund.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.100%	09/30/2013	10/01/2013	$5,000	Freddie Mac 2.205% due 12/05/2022	$(5,194)	$5,000	$5,000
SSB	0.000%	09/30/2013	10/01/2013	11,157	Freddie Mac 2.080% due 10/17/2022	(11,383)	11,157	11,157

Total Repurchase Agreements						$(16,577)	$16,157	$16,157

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$319,600	$18,915	$4,154	$0	$(140)

Total Swap Agreements				$18,915	$4,154	$0	$(140)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $15,680 and cash of $489 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$662,270	$0	$662,270
Industrials	0	1,827,062	0	1,827,062
Utilities	0	291,873	5,712	297,585
U.S. Treasury Obligations	0	240,116	0	240,116
Short-Term Instruments
Repurchase Agreements	0	16,157	0	16,157
U.S. Treasury Bills	0	14,088	0	14,088
	$0	$3,051,566	$5,712	$3,057,278

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	65,373	0	0	65,373

Total Investments	$65,373	$3,051,566	$5,712	$3,122,651

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(140)	0	(140)

Totals	$65,373	$3,051,426	$5,712	$3,122,511

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Utilities	$5,451	$0	$0	$(3)	$0	$264	$0	$0	$5,712	$264

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Utilities	$5,712	Third Party Vendor	Broker Quote	98.50

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3%
CORPORATE BONDS & NOTES 90.4%
BANKING & FINANCE 31.6%
American Honda Finance Corp.
2.600% due 09/20/2016	$880	$916
American International Group, Inc.
4.250% due 09/15/2014	100	103
5.850% due 01/16/2018	840	957
Banco do Brasil S.A.
6.000% due 01/22/2020	500	532
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022	500	460
Bank of America Corp.
3.875% due 03/22/2017	250	266
5.625% due 07/01/2020	100	112
6.500% due 08/01/2016	375	425
7.375% due 05/15/2014	325	338
Bank of New York Mellon Corp.
1.969% due 06/20/2017	750	757
Bank of Nova Scotia
3.400% due 01/22/2015	800	830
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	500	510
Barclays Bank PLC
6.050% due 12/04/2017	500	558
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	325
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	334
BNP Paribas S.A.
3.600% due 02/23/2016	640	677
Boeing Capital Corp.
3.250% due 10/27/2014	85	88
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	320	327
Citigroup, Inc.
5.375% due 08/09/2020	40	45
5.500% due 02/15/2017	500	548
6.010% due 01/15/2015	202	215
8.125% due 07/15/2039	525	731
8.500% due 05/22/2019	500	639
Commonwealth Bank of Australia
1.950% due 03/16/2015	1,000	1,020
Deutsche Bank AG
3.250% due 01/11/2016	500	525
Duke Realty LP
3.875% due 10/15/2022	250	238
Fidelity National Financial, Inc.
5.500% due 09/01/2022	600	634
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	500	510
5.875% due 08/02/2021	1,000	1,114
General Electric Capital Corp.
2.300% due 04/27/2017	250	257
3.100% due 01/09/2023	500	469
5.500% due 01/08/2020	1,960	2,225
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	450	451
5.375% due 03/15/2020	795	877
6.750% due 10/01/2037	750	785
Hospitality Properties Trust
5.000% due 08/15/2022	500	500
HSBC Bank USA N.A.
4.625% due 04/01/2014	320	326
4.875% due 08/24/2020	1,460	1,576
ING Bank NV
4.000% due 03/15/2016	500	528
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	500	478
John Deere Capital Corp.
2.950% due 03/09/2015	100	104
3.900% due 07/12/2021	275	290
5.750% due 09/10/2018	200	234

JPMorgan Chase & Co.
3.700% due 01/20/2015	1,380	1,430
5.400% due 01/06/2042	500	528
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,030	1,149
Kimco Realty Corp.
6.875% due 10/01/2019	440	531
LeasePlan Corp. NV
3.000% due 10/23/2017	500	504
Lloyds TSB Bank PLC
5.800% due 01/13/2020	1,000	1,142
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	251
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,180
7.750% due 05/14/2038	400	497
MetLife, Inc.
5.700% due 06/15/2035	400	444
5.875% due 02/06/2041	510	581
Moody’s Corp.
5.500% due 09/01/2020	300	328
Morgan Stanley
5.500% due 07/24/2020	775	857
7.300% due 05/13/2019	1,230	1,474
MUFG Capital Finance Ltd.
6.346% due 12/31/2049	500	550
Nordea Bank AB
4.875% due 01/14/2021	410	450
PNC Funding Corp.
3.300% due 03/08/2022	250	245
ProLogis LP
6.625% due 05/15/2018	710	831
Prudential Financial, Inc.
4.750% due 09/17/2015	1,125	1,208
Rabobank Group
5.250% due 05/24/2041	685	714
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	500	525
Simon Property Group LP
5.650% due 02/01/2020	100	114
6.750% due 05/15/2014	180	184
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	680
UBS AG
5.750% due 04/25/2018	425	491
Union Bank N.A.
1.500% due 09/26/2016	500	503
Ventas Realty LP
4.000% due 04/30/2019	250	263
Wachovia Bank N.A.
6.600% due 01/15/2038	500	606
Wells Fargo & Co.
4.125% due 08/15/2023	500	491
WR Berkley Corp.
4.625% due 03/15/2022	500	518

		43,103

INDUSTRIALS 45.5%
AbbVie, Inc.
2.900% due 11/06/2022	525	492
Actavis, Inc.
3.250% due 10/01/2022	500	470
ADT Corp.
3.500% due 07/15/2022	500	424
Altria Group, Inc.
2.950% due 05/02/2023	500	457
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	430	454
American Tower Corp.
4.500% due 01/15/2018	670	708
Amgen, Inc.
3.450% due 10/01/2020	920	929
6.150% due 06/01/2018	200	234
Anadarko Petroleum Corp.
6.375% due 09/15/2017	700	815
Anglo American Capital PLC
2.625% due 09/27/2017	500	492
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	500	576
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	925	1,165
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	700	702

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	500	598
Boeing Co.
3.500% due 02/15/2015	400	416
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	423
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	640	668
Caterpillar, Inc.
3.803% due 08/15/2042	903	776
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	309
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	480	522
Cisco Systems, Inc.
4.450% due 01/15/2020	270	298
CNOOC Finance Ltd.
3.875% due 05/02/2022	500	488
Coca-Cola Co.
1.650% due 03/14/2018	250	251
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	845
Comcast Corp.
6.950% due 08/15/2037	750	947
Corning, Inc.
5.750% due 08/15/2040	285	316
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	500	458
COX Communications, Inc.
3.250% due 12/15/2022	500	445
CSX Corp.
6.220% due 04/30/2040	700	806
CVS Caremark Corp.
6.125% due 09/15/2039	350	401
Danaher Corp.
1.300% due 06/23/2014	265	267
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	250	260
Devon Energy Corp.
3.250% due 05/15/2022	775	744
DIRECTV Holdings LLC
3.125% due 02/15/2016	800	828
Discovery Communications LLC
5.050% due 06/01/2020	250	277
Dow Chemical Co.
5.250% due 11/15/2041	525	517
Eli Lilly & Co.
5.950% due 11/15/2037	430	503
Encana Corp.
5.150% due 11/15/2041	630	580
Energy Transfer Partners LP
4.650% due 06/01/2021	500	514
Ensco PLC
4.700% due 03/15/2021	440	468
Enterprise Products Operating LLC
5.200% due 09/01/2020	750	836
Gilead Sciences, Inc.
4.400% due 12/01/2021	750	805
Hewlett-Packard Co.
2.125% due 09/13/2015	1,110	1,127
Home Depot, Inc.
5.400% due 03/01/2016	780	866
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	500	642
International Business Machines Corp.
4.000% due 06/20/2042	567	510
5.600% due 11/30/2039	29	33
International Paper Co.
7.500% due 08/15/2021	530	653
Johnson & Johnson
5.550% due 08/15/2017	500	579
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,000	1,132
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	610	671
Kraft Foods Group, Inc.
6.125% due 08/23/2018	500	589
Kroger Co.
6.150% due 01/15/2020	600	697
L-3 Communications Corp.
4.750% due 07/15/2020	730	766
Lockheed Martin Corp.
4.250% due 11/15/2019	685	746

Marriott International, Inc.
6.200% due 06/15/2016	100	112
Medtronic, Inc.
4.450% due 03/15/2020	250	274
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	735	840
Microsoft Corp.
1.625% due 09/25/2015	670	686
Mondelez International, Inc.
4.125% due 02/09/2016	100	107
5.375% due 02/10/2020	200	226
6.500% due 02/09/2040	350	412
Mylan, Inc.
3.125% due 01/15/2023	1,000	912
News America, Inc.
6.400% due 12/15/2035	500	553
Noble Holding International Ltd.
4.900% due 08/01/2020	100	106
Norfolk Southern Corp.
3.250% due 12/01/2021	100	99
Novartis Capital Corp.
2.900% due 04/24/2015	160	166
ONEOK Partners LP
5.000% due 09/15/2023	250	257
Oracle Corp.
3.750% due 07/08/2014	990	1,016
Pemex Project Funding Master Trust
5.750% due 03/01/2018	495	551
PepsiCo, Inc.
1.250% due 08/13/2017	250	247
3.100% due 01/15/2015	300	310
5.500% due 01/15/2040	400	440
Petrobras International Finance Co.
5.750% due 01/20/2020	525	548
6.875% due 01/20/2040	620	615
Pfizer, Inc.
6.200% due 03/15/2019	1,100	1,327
Philip Morris International, Inc.
5.650% due 05/16/2018	325	377
Procter & Gamble Co.
3.500% due 02/15/2015	890	926
Republic Services, Inc.
5.250% due 11/15/2021	320	352
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	272
Roche Holdings, Inc.
6.000% due 03/01/2019	810	964
Rogers Communications, Inc.
6.800% due 08/15/2018	680	813
SABMiller Holdings, Inc.
1.850% due 01/15/2015	525	532
Southern Copper Corp.
6.750% due 04/16/2040	700	688
Statoil ASA
3.125% due 08/17/2017	300	319
Target Corp.
3.875% due 07/15/2020	250	269
Teck Resources Ltd.
4.750% due 01/15/2022	1,000	1,006
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	200	206
5.462% due 02/16/2021	525	539
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	406
5.875% due 11/15/2040	500	427
8.750% due 02/14/2019	250	294
Time Warner, Inc.
4.750% due 03/29/2021	500	537
Total Capital S.A.
3.000% due 06/24/2015	680	708
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	840	883
Transocean, Inc.
4.950% due 11/15/2015	300	322
6.500% due 11/15/2020	580	649
Union Pacific Corp.
4.750% due 09/15/2041	875	875
United Parcel Service, Inc.
3.875% due 04/01/2014	500	508
United Technologies Corp.
3.100% due 06/01/2022	500	493
UnitedHealth Group, Inc.
6.875% due 02/15/2038	350	441

Vale Overseas Ltd.
4.375% due 01/11/2022	250	242
6.875% due 11/21/2036	640	652
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	103
5.375% due 04/05/2017	380	434
5.625% due 04/15/2041	100	113
6.200% due 04/15/2038	900	1,082
Walgreen Co.
1.800% due 09/15/2017	500	502
Walt Disney Co.
0.875% due 12/01/2014	525	529
Weatherford International Ltd.
5.125% due 09/15/2020	630	658
WellPoint, Inc.
3.125% due 05/15/2022	500	476
Whirlpool Corp.
5.150% due 03/01/2043	500	481
WPP Finance UK
8.000% due 09/15/2014	210	224
Xstrata Finance Canada Ltd.
4.250% due 10/25/2022	500	468

		62,069

UTILITIES 13.3%
AT&T, Inc.
2.500% due 08/15/2015	110	113
6.300% due 01/15/2038	1,000	1,084
BG Energy Capital PLC
5.125% due 10/15/2041	740	751
BP Capital Markets PLC
3.245% due 05/06/2022	500	484
4.500% due 10/01/2020	300	325
Commonwealth Edison Co.
4.000% due 08/01/2020	770	823
Consumers Energy Co.
2.850% due 05/15/2022	500	488
Dominion Resources, Inc.
4.450% due 03/15/2021	735	789
E.ON International Finance BV
5.800% due 04/30/2018	620	720
Electricite de France S.A.
4.600% due 01/27/2020	500	546
Enel Finance International NV
6.250% due 09/15/2017	340	376
Entergy Corp.
5.125% due 09/15/2020	300	312
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	115
FirstEnergy Corp.
7.375% due 11/15/2031	210	213
Florida Power & Light Co.
4.125% due 02/01/2042	500	470
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	680	722
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	390	438
Pacific Gas & Electric Co.
3.500% due 10/01/2020	330	334
5.800% due 03/01/2037	780	849
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	76
Petroleos Mexicanos
4.875% due 01/24/2022	500	511
Plains All American Pipeline LP
5.150% due 06/01/2042	500	500
Progress Energy, Inc.
4.400% due 01/15/2021	605	641
Rosneft Finance S.A.
7.500% due 07/18/2016	750	841
Sempra Energy
2.300% due 04/01/2017	500	510
Shell International Finance BV
3.100% due 06/28/2015	370	387
4.375% due 03/25/2020	230	254
Southern California Edison Co.
3.875% due 06/01/2021	525	557
Southern Power Co.
5.150% due 09/15/2041	365	361
Southwestern Public Service Co.
6.000% due 10/01/2036	500	564
Telecom Italia Capital S.A.
6.000% due 09/30/2034	500	414

Verizon Communications, Inc.
2.450% due 11/01/2022	1,000	887
3.850% due 11/01/2042	1,000	793
5.150% due 09/15/2023	500	537
8.750% due 11/01/2018	41	53
Vodafone Group PLC
4.375% due 03/16/2021	210	220

		18,058

Total Corporate Bonds & Notes (Cost $122,456)		123,230

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Notes
0.125% due 07/31/2014	100	100
0.250% due 03/31/2014	100	100
0.250% due 05/31/2014	100	100
0.250% due 06/30/2014 (d)	200	201
0.250% due 09/15/2014	10,200	10,214
0.250% due 09/30/2014	100	100

Total U.S. Treasury Obligations (Cost $10,813)		10,815

SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (b) 0.1%		112

U.S. TREASURY BILLS 2.9%
0.016% due 10/03/2013 - 08/21/2014 (a)(d)	3,900	3,900

Total Short-Term Instruments (Cost $4,012)		4,012

Total Investments in Securities (Cost $137,281)		138,057

Total Investments 101.3% (Cost $137,281)		$138,057
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (1.3%)		(1,744)

Net Assets 100.0%		$136,310

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$112	U.S. Treasury Notes 0.875% due 02/28/2017	$(115)	$112	$112

Total Repurchase Agreements						$(115)	$112	$112

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2013	105	$362	$5	$0

Total Futures Contracts				$362	$5	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 10-Year Index	1.000%	06/20/2023	$9,000	$(177)	$51	$0	$(8)

Total Swap Agreements				$(177)	$51	$0	$(8)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Securities with an aggregate market value of $359 and cash of $4 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43,103	$0	$43,103
Industrials	0	62,069	0	62,069
Utilities	0	18,058	0	18,058
U.S. Treasury Obligations	0	10,815	0	10,815
Short-Term Instruments
Repurchase Agreements	0	112	0	112
U.S. Treasury Bills	0	3,900	0	3,900
Total Investments	$0	$138,057	$0	$138,057

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5	$0	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(8)	$0	$(8)

Totals	$5	$138,049	$0	$138,054

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6%
AUSTRALIA 66.9%
CORPORATE BONDS & NOTES 18.6%
Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$504
Commonwealth Bank of Australia
5.750% due 01/25/2017		500	498
6.500% due 07/21/2015		500	495
National Australia Bank Ltd.
7.250% due 03/07/2018		1,000	1,050
Suncorp-Metway Ltd.
4.000% due 11/09/2018		500	465
Telstra Corp. Ltd.
6.250% due 04/15/2015		1,700	1,658
Wesfarmers Ltd.
4.750% due 03/12/2020		500	460
Westpac Banking Corp.
5.750% due 02/06/2017		500	498
6.500% due 11/09/2015		500	498
Woolworths Ltd.
6.000% due 03/21/2019		500	497

			6,623

SOVEREIGN ISSUES 48.3%
Australia Government Bond
4.250% due 07/21/2017		640	625
4.750% due 10/21/2015		500	487
5.500% due 01/21/2018		520	533
5.500% due 04/21/2023		2,360	2,497
5.750% due 05/15/2021		800	852
6.000% due 02/15/2017		300	308
New South Wales Treasury Corp.
2.750% due 07/08/2014		500	467
6.000% due 02/01/2018		2,500	2,565
6.000% due 03/01/2022		500	521
Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	498
Queensland Treasury Corp.
4.250% due 07/21/2023		1,800	1,611
5.500% due 06/21/2021		360	359
South Australian Government Financing Authority
5.750% due 09/20/2017		1,000	1,010
Tasmanian Public Finance
5.500% due 06/23/2014		300	286
Treasury Corp. of Victoria
5.500% due 11/15/2018		1,400	1,417
5.500% due 12/17/2024		1,800	1,809
Western Australia Treasury Corp.
5.500% due 04/23/2014		530	503
7.000% due 10/15/2019		800	865

			17,213

Total Australia (Cost $25,684)			23,836

CANADA 2.7%
SOVEREIGN ISSUES 2.7%
Export Development Canada
3.250% due 08/08/2017		500	463
Province of Ontario
6.250% due 09/29/2020		500	509

Total Canada (Cost $1,091)			972

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
KFW
5.500% due 02/09/2022		500	494
6.000% due 08/20/2020		500	511

Total Germany (Cost $1,122)			1,005

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
Rabobank Group
6.500% due 04/20/2015	500	489

Total Netherlands (Cost $536)		489

NORWAY 3.8%
SOVEREIGN ISSUES 3.8%
Kommunalbanken A/S
6.500% due 04/12/2021	1,300	1,353

Total Norway (Cost $1,540)		1,353

SUPRANATIONAL 14.8%
CORPORATE BONDS & NOTES 14.8%
African Development Bank
5.750% due 01/25/2016	1,000	987
Asian Development Bank
6.000% due 02/22/2018	500	512
Council of Europe Development Bank
5.750% due 09/16/2014	250	240
6.000% due 10/08/2020	500	496
European Investment Bank
6.250% due 04/15/2015	1,100	1,079
6.250% due 06/08/2021	500	509
Nordic Investment Bank
6.000% due 08/20/2014	1,500	1,439

Total Supranational (Cost $5,769)		5,262

SWEDEN 1.3%
CORPORATE BONDS & NOTES 1.3%
Stadshypotek AB
4.250% due 10/10/2017	500	468

Total Sweden (Cost $521)		468

UNITED KINGDOM 1.9%
CORPORATE BONDS & NOTES 1.9%
HSBC Bank PLC
6.750% due 03/12/2015	700	684

Total United Kingdom (Cost $721)		684

Total Investments in Securities (Cost $36,984)		34,069

Total Investments 95.6% (Cost $36,984)		$34,069
Other Assets and Liabilities, net 4.4%		1,586

Net Assets 100.0%		$35,655

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$6,623	$0	$6,623
Sovereign Issues	0	17,213	0	17,213
Canada
Sovereign Issues	0	972	0	972
Germany
Corporate Bonds & Notes	0	1,005	0	1,005
Netherlands
Corporate Bonds & Notes	0	489	0	489
Norway
Sovereign Issues	0	1,353	0	1,353
Supranational
Corporate Bonds & Notes	0	5,262	0	5,262
Sweden
Corporate Bonds & Notes	0	468	0	468
United Kingdom
Corporate Bonds & Notes	0	684	0	684

Total Investments	$0	$34,069	$0	$34,069

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6%
CANADA 96.6%
SOVEREIGN ISSUES 96.6%
Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	595	$634
Canada Government Bond
2.000% due 12/01/2014		250	245
2.000% due 06/01/2016		520	514
2.000% due 12/01/2041 (a)		354	416
4.000% due 06/01/2041		620	706
5.750% due 06/01/2033		200	273
Canada Housing Trust
1.850% due 12/15/2016		370	361
2.750% due 06/15/2016		1,480	1,483
Canada Post Corp.
4.080% due 07/16/2025		320	338
City of Montreal Canada
5.450% due 12/01/2019		1,045	1,149
City of Toronto Canada
4.500% due 12/02/2019		1,090	1,152
Financement-Quebec
2.400% due 12/01/2018		450	435
3.500% due 12/01/2016		420	429
Hydro-Quebec
5.000% due 02/15/2045		1,090	1,209
6.000% due 02/15/2040		270	337
Municipal Finance Authority of British Columbia
3.100% due 06/01/2014		1,320	1,298
Province of Alberta
2.750% due 12/01/2014		105	104
4.000% due 12/01/2019		550	578
Province of British Columbia
4.100% due 12/18/2019		680	718
4.300% due 06/18/2042		550	562
Province of Manitoba
4.400% due 09/05/2025		1,200	1,253
Province of New Brunswick
4.500% due 06/02/2020		1,210	1,290
Province of Newfoundland
4.650% due 10/17/2040		905	960
Province of Nova Scotia
4.100% due 06/01/2021		780	812
4.400% due 06/01/2042		460	470
Province of Ontario
3.150% due 06/02/2022		610	587
4.000% due 06/02/2021		700	723
4.650% due 06/02/2041		780	828
5.850% due 03/08/2033		1,655	2,000
Province of Quebec
3.000% due 09/01/2023		80	74
3.500% due 12/01/2022		1,530	1,495
5.000% due 12/01/2041		400	439
6.250% due 06/01/2032		210	260
Province of Saskatchewan
5.800% due 09/05/2033		895	1,100
Regional Municipality of Peel Ontario
5.100% due 06/29/2040		460	494
Regional Municipality of York
4.000% due 06/30/2021		630	641

Total Canada (Cost $28,242)			26,367

Total Investments in Securities (Cost $28,242)			26,367

Total Investments 96.6% (Cost $28,242)			$26,367
Other Assets and Liabilities, net 3.4%			925

Net Assets 100.0%			$27,292

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$26,367	$0	$26,367

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.9%
FRANCE 2.9%
SOVEREIGN ISSUES 2.9%
Caisse d’Amortissement de la Dette Sociale
3.750% due 10/25/2020	EUR	60	$92

Total France (Cost $91)			92

GERMANY 77.4%
CORPORATE BONDS & NOTES 35.9%
Bayerische Landesbank
3.375% due 09/04/2017		80	119
Deutsche Bank AG
5.125% due 08/31/2017		50	78
Deutsche Postbank AG
3.750% due 02/12/2014		20	27
Eurogrid GmbH
3.875% due 10/22/2020		50	75
Evonik Industries AG
7.000% due 10/14/2014		20	29
HSH Nordbank AG
4.375% due 02/18/2014		40	55
Hypothekenbank Frankfurt AG
3.750% due 03/24/2014		50	69
K+S AG
5.000% due 09/24/2014		10	14
KFW
2.500% due 01/17/2022		140	200
LBBW
3.750% due 02/12/2014		20	27
Merck Financial Services GmbH
3.375% due 03/24/2015		30	42
Metro AG
7.625% due 03/05/2015		10	15
Norddeutsche Landesbank Girozentrale
1.625% due 07/17/2017		100	138
3.250% due 01/18/2021		40	60
UniCredit Bank AG
2.625% due 05/31/2017		60	86
Voith GmbH
5.375% due 06/21/2017		20	31
Volkswagen Financial Services AG
6.875% due 01/15/2014		40	55

			1,120

SOVEREIGN ISSUES 41.5%
Gemeinsame Deutsche Bundeslaender
1.875% due 10/01/2015		40	56
Republic of Germany
1.500% due 09/04/2022		60	81
1.500% due 05/15/2023		60	79
1.750% due 07/04/2022		180	248
3.500% due 10/07/2019		60	91
5.625% due 01/04/2028		20	38
State of Berlin
3.750% due 03/23/2015		70	100
State of Brandenburg
3.625% due 01/26/2015		30	42
State of Hesse
4.000% due 01/05/2015		70	99
State of North Rhine-Westphalia
2.875% due 05/20/2016		130	186
3.500% due 07/07/2021		90	136
4.500% due 02/15/2018		70	109

State of Saxony-Anhalt
4.000% due 09/26/2016	20	30

		1,295

Total Germany (Cost $2,324)		2,415

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
German Postal Pensions Securitisation PLC
3.750% due 01/18/2021	50	77

Total Ireland (Cost $75)		77

NETHERLANDS 14.1%
CORPORATE BONDS & NOTES 14.1%
Bayer Capital Corp. BV
4.625% due 09/26/2014	20	28
Deutsche Bahn Finance BV
4.875% due 03/12/2019	50	80
Deutsche Telekom International Finance BV
7.500% due 01/24/2033	40	80
E.ON International Finance BV
4.875% due 01/28/2014	20	28
6.375% due 05/29/2017	20	32
Enbw International Finance BV
4.125% due 07/07/2015	30	43
Lanxess Finance BV
7.750% due 04/09/2014	20	28
Metro Finance BV
4.250% due 02/22/2017	20	30
RWE Finance BV
5.125% due 07/23/2018	20	32
Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018	10	16
Volkswagen International Finance NV
7.000% due 02/09/2016	10	15
Wuerth Finance International BV
3.750% due 05/25/2018	20	30

Total Netherlands (Cost $418)		442

Total Investments in Securities (Cost $2,908)		3,026

Total Investments 96.9% (Cost $2,908)		$3,026
Other Assets and Liabilities, net 3.1%		97

Net Assets 100.0%		$3,123

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
France
Sovereign Issues	$0	$92	$0	$92
Germany
Corporate Bonds & Notes	0	1,120	0	1,120
Sovereign Issues	0	1,295	0	1,295
Ireland
Corporate Bonds & Notes	0	77	0	77
Netherlands
Corporate Bonds & Notes	0	442	0	442

Total Investments	$0	$3,026	$0	$3,026

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1%
MUNICIPAL BONDS & NOTES 86.3%
CALIFORNIA 37.5%
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	$1,800	$2,064
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	1,000	1,202
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	750	820
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,157
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	860
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	250	272
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,091
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	872
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	546
6.548% due 05/15/2048	500	587

		9,471

GEORGIA 4.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	1,050	1,087

ILLINOIS 2.9%
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	745

KENTUCKY 4.7%
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Bonds, (BABs), Series 2010
6.250% due 05/15/2043	1,000	1,186

MARYLAND 2.2%
Maryland State Transportation Authority Revenue Bonds, (BABs), Series 2009
5.788% due 07/01/2029	500	564

MINNESOTA 1.8%
Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	462

NEBRASKA 1.3%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	326

NEW YORK 14.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	577
6.668% due 11/15/2039	1,200	1,407
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	1,400	1,569

		3,553

OHIO 5.6%
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,500	1,410

PENNSYLVANIA 4.1%
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	1,000	1,045

TEXAS 5.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	336

University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	1,000	1,018

		1,354

WASHINGTON 2.4%
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	608

Total Municipal Bonds & Notes (Cost $22,513)		21,811

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Notes
0.250% due 04/30/2014	400	400
0.250% due 06/30/2014	100	100
0.250% due 09/15/2014	1,300	1,302
0.750% due 06/15/2014	100	100
1.250% due 04/15/2014	100	101

Total U.S. Treasury Obligations (Cost $2,003)		2,003

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (b) 0.8%		201

U.S. TREASURY BILLS 5.1%
0.068% due 10/03/2013 - 07/24/2014 (a)	1,300	1,300

Total Short-Term Instruments (Cost $1,501)		1,501

Total Investments in Securities (Cost $26,017)		25,315

Total Investments 100.1% (Cost $26,017)		$25,315
Other Assets and Liabilities, net (0.1%)		(30)

Net Assets 100.0%		$25,285

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$201	U.S. Treasury Notes 0.875	% due 02/28/2017	$(210)	$201	$201

Total Repurchase Agreements							$(210)	$201	$201

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$9,471	$0	$9,471
Georgia	0	1,087	0	1,087
Illinois	0	745	0	745
Kentucky	0	1,186	0	1,186
Maryland	0	564	0	564
Minnesota	0	462	0	462
Nebraska	0	326	0	326
New York	0	3,553	0	3,553
Ohio	0	1,410	0	1,410
Pennsylvania	0	1,045	0	1,045
Texas	0	1,354	0	1,354
Washington	0	608	0	608
U.S. Treasury Obligations	0	2,003	0	2,003
Short-Term Instruments
Repurchase Agreements	0	201	0	201
U.S. Treasury Bills	0	1,300	0	1,300

Total Investments	$0	$25,315	$0	$25,315

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.3%
CORPORATE BONDS & NOTES 59.6%
BANKING & FINANCE 37.7%
Achmea Hypotheekbank NV
0.616% due 11/03/2014	$500	$502
3.200% due 11/03/2014	25,854	26,646
American Express Centurion Bank
0.715% due 11/13/2015	15,000	15,056
American Express Credit Corp.
0.774% due 07/29/2016	10,025	10,063
American Honda Finance Corp.
0.637% due 05/26/2016	10,000	10,029
1.000% due 08/11/2015	3,500	3,518
1.450% due 02/27/2015	13,775	13,914
1.850% due 09/19/2014	4,500	4,562
American International Group, Inc.
3.750% due 11/30/2013	2,400	2,412
4.250% due 09/15/2014	23,575	24,359
5.050% due 10/01/2015	6,000	6,464
Asian Development Bank
6.640% due 05/27/2014	1,150	1,196
Bank Nederlandse Gemeenten
1.375% due 03/23/2015	19,000	19,277
2.500% due 01/11/2016	2,500	2,601
3.125% due 01/12/2015	5,300	5,482
Bank of America Corp.
7.375% due 05/15/2014	55,500	57,776
Bank of Montreal
2.850% due 06/09/2015	28,000	29,117
Bank of New York Mellon Corp.
0.490% due 03/04/2016	5,600	5,594
Bank of Nova Scotia
1.050% due 03/20/2015	50,000	50,496
1.250% due 11/07/2014 (b)	41,300	41,734
1.750% due 03/22/2017	5,300	5,402
1.850% due 01/12/2015	2,470	2,514
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.712% due 02/26/2016	4,000	4,012
Banque PSA Finance S.A.
2.174% due 04/04/2014	4,750	4,732
3.375% due 04/04/2014	500	503
Bear Stearns Cos. LLC
0.984% due 10/28/2014	2,750	2,762
5.700% due 11/15/2014	12,200	12,882
Caisse Centrale Desjardins du Quebec
1.600% due 03/06/2017	1,400	1,419
2.550% due 03/24/2016	10,000	10,428
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	19,000	19,107
1.500% due 12/12/2014	39,790	40,349
2.600% due 07/02/2015	8,000	8,295
CDP Financial, Inc.
3.000% due 11/25/2014	26,787	27,555
Citigroup, Inc.
0.546% due 11/05/2014	500	499
1.226% due 07/25/2016	19,800	19,990
4.587% due 12/15/2015	1,375	1,472
5.500% due 10/15/2014	889	932
6.375% due 08/12/2014	10,559	11,072
Commonwealth Bank of Australia
0.534% due 09/17/2014	19,600	19,652
Dexia Credit Local S.A.
0.744% due 04/29/2014	1,750	1,752
2.750% due 01/10/2014	12,000	12,071
2.750% due 04/29/2014	10,250	10,384
DNB Boligkreditt A/S
1.450% due 03/21/2019	3,500	3,449
2.100% due 10/14/2016	6,000	6,167
2.900% due 03/29/2017	7,000	7,333
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,320	9,592
Erste Abwicklungsanstalt
0.564% due 01/29/2016	23,200	23,284
1.004% due 03/13/2015	32,000	32,311
Export-Import Bank of Korea
1.104% due 09/17/2016	13,200	13,208

1.250% due 11/20/2015	5,000	5,017
2.050% due 03/21/2015	7,000	7,011
8.125% due 01/21/2014	4,000	4,091
FMS Wertmanagement AoeR
0.518% due 06/30/2015	600	603
Ford Motor Credit Co. LLC
1.362% due 08/28/2014	21,542	21,654
2.500% due 01/15/2016	400	408
7.000% due 04/15/2015	3,500	3,806
8.000% due 06/01/2014	1,395	1,460
8.700% due 10/01/2014	5,100	5,489
General Electric Capital Corp.
0.461% due 10/06/2015	21,200	21,126
0.649% due 07/10/2015	1,550	1,554
0.650% due 01/09/2015	4,385	4,398
0.856% due 12/11/2015	11,500	11,605
1.015% due 08/11/2015	8,600	8,644
2.150% due 01/09/2015	13,090	13,366
3.750% due 11/14/2014	2,300	2,386
Goldman Sachs Group, Inc.
0.769% due 01/12/2015	9,000	8,992
0.848% due 09/29/2014	10,863	10,893
1.263% due 11/21/2014	11,800	11,871
5.000% due 10/01/2014	5,128	5,344
5.125% due 01/15/2015	4,500	4,735
5.250% due 10/15/2013	1,175	1,177
5.500% due 11/15/2014	250	263
6.000% due 05/01/2014	5,120	5,280
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	4,000	4,008
HSBC Bank PLC
1.625% due 07/07/2015	20,000	20,157
HSBC Finance Corp.
0.518% due 01/15/2014	10,725	10,726
0.690% due 06/01/2016	4,000	3,988
3.750% due 11/15/2014	1,000	1,022
5.250% due 01/15/2014	22,987	23,297
5.500% due 01/19/2016	1,000	1,094
HSBC USA, Inc.
2.375% due 02/13/2015	13,000	13,297
HSH Nordbank AG
0.415% due 12/31/2015	27,700	27,440
ING Bank NV
1.586% due 10/18/2013	7,950	7,955
1.658% due 06/09/2014	3,000	3,025
International Lease Finance Corp.
5.650% due 06/01/2014	300	308
6.500% due 09/01/2014	4,450	4,639
6.625% due 11/15/2013	350	352
8.625% due 09/15/2015	2,000	2,215
Intesa Sanpaolo SpA
2.662% due 02/24/2014	1,500	1,508
John Deere Capital Corp.
0.700% due 09/04/2015	3,400	3,405
JPMorgan Chase & Co.
0.715% due 04/23/2015	10,000	10,015
0.882% due 02/26/2016	14,600	14,634
0.928% due 10/15/2015	29,692	29,804
1.065% due 01/24/2014	885	887
4.650% due 06/01/2014	8,800	9,043
JPMorgan Chase Bank N.A.
0.516% due 07/30/2015	1,650	1,651
Korea Development Bank
4.375% due 08/10/2015	2,500	2,651
8.000% due 01/23/2014	8,900	9,102
Lloyds TSB Bank PLC
2.615% due 01/24/2014	1,000	1,007
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	9,415	9,551
MetLife, Inc.
2.375% due 02/06/2014	5,000	5,036
Metropolitan Life Global Funding
5.125% due 06/10/2014	3,902	4,028
Morgan Stanley
0.570% due 01/09/2014	18,805	18,801
1.865% due 01/24/2014	7,390	7,418
2.875% due 07/28/2014	650	661
4.100% due 01/26/2015	2,700	2,798
4.200% due 11/20/2014	15,233	15,764
6.000% due 05/13/2014	29,879	30,793
6.000% due 04/28/2015	5,900	6,333
Nederlandse Waterschapsbank NV
0.314% due 10/27/2014	5,000	5,002
0.332% due 11/06/2014	20,000	20,003
0.542% due 05/23/2015	11,600	11,605

NIBC Bank NV
2.800% due 12/02/2014	8,152	8,371
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	13,000	13,036
Nordea Bank AB
3.700% due 11/13/2014	2,259	2,335
Nordea Eiendomskreditt A/S
0.691% due 04/07/2015	20,000	20,039
1.875% due 04/07/2015	3,060	3,086
2.125% due 09/22/2017	4,000	4,123
NRW Bank
0.466% due 07/08/2016	47,260	47,287
PACCAR Financial Corp.
0.536% due 02/08/2016	5,500	5,509
Petrobras Global Finance BV
1.884% due 05/20/2016	7,100	7,082
Principal Life Global Funding
0.895% due 07/09/2014	2,000	2,010
Prudential Covered Trust
2.997% due 09/30/2015	10,200	10,526
Rabobank Group
0.732% due 03/18/2016	5,300	5,322
1.875% due 12/15/2014	5,600	5,681
Royal Bank of Canada
0.625% due 12/05/2016	5,000	4,991
1.200% due 09/19/2018	10,000	9,893
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,044
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014	4,200	4,419
SLM Corp.
0.566% due 01/27/2014	6,700	6,667
3.875% due 09/10/2015	700	718
5.000% due 10/01/2013	17,960	17,960
5.050% due 11/14/2014	300	311
5.375% due 05/15/2014	500	511
6.250% due 01/25/2016	2,000	2,138
Stadshypotek AB
1.875% due 10/02/2019	2,000	1,937
Standard Chartered PLC
1.215% due 05/12/2014	8,050	8,091
3.200% due 05/12/2016	13,716	14,378
3.850% due 04/27/2015	2,775	2,884
5.500% due 11/18/2014	13,330	14,041
Sun Life Financial Global Funding LP
0.521% due 10/06/2013	42,265	42,265
Svensk Exportkredit AB
0.414% due 04/29/2016	21,500	21,514
0.436% due 06/12/2017	6,000	6,010
0.565% due 01/23/2017	16,000	16,045
0.641% due 11/09/2017	20,625	20,790
0.908% due 03/09/2015	17,000	17,150
Svenska Handelsbanken AB
0.700% due 03/21/2016	17,400	17,450
Swedbank Hypotek AB
2.950% due 03/28/2016	16,200	17,001
Toyota Motor Credit Corp.
0.406% due 03/10/2015	10,400	10,409
0.553% due 05/17/2016	21,200	21,269
Union Bank N.A.
1.000% due 09/26/2016	4,300	4,330
WEA Finance LLC
5.750% due 09/02/2015	5,200	5,659
Westpac Banking Corp.
1.068% due 07/17/2015	1,200	1,213

		1,576,617

INDUSTRIALS 16.5%
AbbVie, Inc.
1.027% due 11/06/2015	13,600	13,737
1.200% due 11/06/2015	15,250	15,314
Altria Group, Inc.
7.750% due 02/06/2014	6,900	7,069
8.500% due 11/10/2013	13,124	13,231
America Movil S.A.B. de C.V.
1.256% due 09/12/2016	31,000	31,022
3.625% due 03/30/2015	4,700	4,873
5.500% due 03/01/2014	800	817
Amgen, Inc.
1.875% due 11/15/2014	15,000	15,213
4.850% due 11/18/2014	3,200	3,356
Anadarko Petroleum Corp.
5.750% due 06/15/2014	1,500	1,551
7.625% due 03/15/2014	18,180	18,731

Anglo American Capital PLC
9.375% due 04/08/2014	12,239	12,752
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	1,445	1,527
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	5,600	5,628
0.814% due 01/27/2014	9,180	9,198
1.500% due 07/14/2014	500	505
4.125% due 01/15/2015	175	183
5.375% due 11/15/2014	12,932	13,635
BAT International Finance PLC
1.400% due 06/05/2015	5,000	5,048
8.125% due 11/15/2013	4,935	4,977
Boston Scientific Corp.
6.250% due 11/15/2015	6,000	6,612
Cameron International Corp.
1.191% due 06/02/2014	5,693	5,718
Campbell Soup Co.
0.565% due 08/01/2014	18,556	18,578
CNOOC Finance Ltd.
1.125% due 05/09/2016	3,000	2,971
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,350	3,342
Covidien International Finance S.A.
1.350% due 05/29/2015	5,500	5,556
2.800% due 06/15/2015	3,000	3,099
COX Communications, Inc.
5.450% due 12/15/2014	1,465	1,548
5.500% due 10/01/2015	792	854
CRH America, Inc.
5.300% due 10/15/2013	4,280	4,287
CSN Islands Corp.
9.750% due 12/16/2013	4,100	4,170
CSX Corp.
5.300% due 02/15/2014	400	407
Daimler Finance North America LLC
0.858% due 03/28/2014	7,600	7,621
0.870% due 01/09/2015	6,700	6,726
0.945% due 08/01/2016	2,000	2,006
1.049% due 04/10/2014	21,515	21,587
1.875% due 09/15/2014	1,500	1,516
Dell, Inc.
0.848% due 04/01/2014	525	523
2.100% due 04/01/2014	300	301
Devon Energy Corp.
5.625% due 01/15/2014	2,200	2,233
Diageo Capital PLC
7.375% due 01/15/2014	2,588	2,639
Eaton Corp.
0.584% due 06/16/2014	13,200	13,210
Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,502
3.000% due 12/08/2016	2,000	2,100
Encana Corp.
4.750% due 10/15/2013	6,855	6,863
Energy Transfer Partners LP
8.500% due 04/15/2014	1,777	1,846
Ensco PLC
3.250% due 03/15/2016	4,000	4,179
Enterprise Products Operating LLC
5.000% due 03/01/2015	2,400	2,539
5.600% due 10/15/2014	1,500	1,577
9.750% due 01/31/2014	4,500	4,631
EOG Resources, Inc.
6.125% due 10/01/2013	160	160
ERAC USA Finance LLC
2.250% due 01/10/2014	6,331	6,358
FBG Finance Ltd.
5.125% due 06/15/2015	9,000	9,633
Foster’s Finance Corp.
4.875% due 10/01/2014	1,200	1,249
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	3,300	3,310
General Mills, Inc.
0.564% due 01/29/2016	3,000	3,004
Gilead Sciences, Inc.
2.400% due 12/01/2014	2,550	2,604
Glencore Funding LLC
6.000% due 04/15/2014	3,342	3,423
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	4,560	4,809
Hewlett-Packard Co.
6.125% due 03/01/2014	14,200	14,510
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	2,000	2,034

ICI Wilmington, Inc.
5.625% due 12/01/2013	2,000	2,016
International Business Machines Corp.
0.550% due 02/06/2015	8,650	8,664
Johnson Controls, Inc.
0.676% due 02/04/2014	350	350
Kellogg Co.
0.495% due 02/13/2015	1,200	1,202
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	1,775	1,790
Linde Finance BV
3.625% due 11/13/2014	4,294	4,441
Maytag Corp.
6.450% due 08/15/2014	450	472
Mondelez International, Inc.
5.250% due 10/01/2013	2,500	2,500
6.750% due 02/19/2014	12,009	12,287
Nabors Industries, Inc.
2.350% due 09/15/2016	2,750	2,782
NBCUniversal Enterprise, Inc.
0.805% due 04/15/2016	11,500	11,565
0.953% due 04/15/2018	2,700	2,716
NBCUniversal Media LLC
2.875% due 04/01/2016	2,556	2,679
3.650% due 04/30/2015	1,300	1,363
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500	1,522
Nissan Motor Acceptance Corp.
0.950% due 09/26/2016	32,000	32,076
1.950% due 09/12/2017	2,200	2,190
4.500% due 01/30/2015	8,845	9,252
Novartis Capital Corp.
4.125% due 02/10/2014	18,575	18,820
Pearson Dollar Finance PLC
5.700% due 06/01/2014	1,200	1,236
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	7,300	7,383
2.500% due 03/15/2016	1,200	1,223
3.125% due 05/11/2015	5,950	6,127
PepsiCo, Inc.
0.472% due 02/26/2016	6,000	6,007
Philip Morris International, Inc.
6.875% due 03/17/2014	2,000	2,059
Phillips 66
1.950% due 03/05/2015	5,284	5,366
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	4,400	4,485
Reynolds American, Inc.
7.625% due 06/01/2016	800	938
Rogers Communications, Inc.
5.500% due 03/15/2014	14,520	14,845
SABMiller Holdings, Inc.
0.955% due 08/01/2018	4,500	4,533
1.850% due 01/15/2015	14,940	15,131
SABMiller PLC
6.500% due 07/01/2016	725	825
Tesco PLC
2.000% due 12/05/2014	4,150	4,206
Teva Pharmaceutical Finance BV
0.750% due 03/21/2014	3,806	3,811
Teva Pharmaceutical Finance Co. BV
1.166% due 11/08/2013	4,000	4,002
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	12,399	12,462
2.250% due 08/15/2016	500	510
3.200% due 05/01/2015	2,755	2,847
3.200% due 03/01/2016	1,250	1,303
3.250% due 11/20/2014	8,750	8,976
Total Capital Canada Ltd.
0.648% due 01/15/2016	10,900	10,958
Tyco Electronics Group S.A.
5.950% due 01/15/2014	4,185	4,251
Union Pacific Corp.
5.125% due 02/15/2014	950	966
UnitedHealth Group, Inc.
0.387% due 08/28/2014	9,600	9,604
Vivendi S.A.
2.400% due 04/10/2015	3,000	3,064
Volkswagen International Finance NV
0.858% due 04/01/2014	350	351
0.864% due 11/20/2014	26,900	27,029
1.000% due 03/21/2014	6,425	6,450
Volvo Treasury AB
5.950% due 04/01/2015	605	646
Walgreen Co.
0.754% due 03/13/2014	7,800	7,812

WellPoint, Inc.
1.250% due 09/10/2015	4,000	4,029
WM Wrigley Jr. Co.
3.700% due 06/30/2014	3,099	3,161
Woodside Finance Ltd.
5.000% due 11/15/2013	3,000	3,014
8.125% due 03/01/2014	750	771
Woolworths Ltd.
2.550% due 09/22/2015	4,200	4,327
WPP Finance UK
8.000% due 09/15/2014	4,300	4,585
Xstrata Finance Canada Ltd.
2.850% due 11/10/2014	2,700	2,741

		691,923

UTILITIES 5.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,350	4,448
BP Capital Markets PLC
0.880% due 09/26/2018	29,450	29,500
3.125% due 10/01/2015	5,075	5,310
3.875% due 03/10/2015	7,535	7,891
British Telecommunications PLC
1.377% due 12/20/2013	6,700	6,715
Dominion Resources, Inc.
1.800% due 03/15/2014	7,805	7,847
1.950% due 08/15/2016	2,445	2,497
Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,206
Duke Energy Corp.
6.300% due 02/01/2014	7,134	7,267
Electricite de France S.A.
5.500% due 01/26/2014	3,196	3,246
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,500	1,593
8.125% due 07/31/2014	11,800	12,506
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	8,800	9,174
10.500% due 03/25/2014	16,750	17,567
Metropolitan Edison Co.
4.875% due 04/01/2014	603	614
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	3,500	3,514
2.550% due 11/15/2013	2,085	2,090
Plains All American Pipeline LP
5.625% due 12/15/2013	11,706	11,823
5.875% due 08/15/2016	1,000	1,111
PPL Energy Supply LLC
5.400% due 08/15/2014	4,050	4,215
Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500	1,560
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	12,300	12,853
Sempra Energy
2.000% due 03/15/2014	6,000	6,039
Southern California Edison Co.
0.704% due 09/15/2014	4,000	4,014
Telecom Italia Capital S.A.
5.250% due 11/15/2013	5,407	5,432
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,800	1,906
Verizon Communications, Inc.
0.858% due 03/28/2014	4,200	4,209
1.250% due 11/03/2014	8,000	8,049
1.782% due 09/15/2016	12,400	12,777
1.950% due 03/28/2014	6,000	6,038
Vodafone Group PLC
4.150% due 06/10/2014	2,720	2,787
5.375% due 01/30/2015	10,500	11,132

		224,930

Total Corporate Bonds & Notes (Cost $2,487,302)		2,493,470

MUNICIPAL BONDS & NOTES 3.0%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.162% due 11/25/2043	1,309	1,309

CALIFORNIA 1.4%
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,500	1,560
5.250% due 04/01/2014	12,500	12,799

5.450% due 04/01/2015	7,400	7,926
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,000	5,010
1.050% due 02/01/2016	7,500	7,515
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	4,500	4,509
Orange County, California Revenue Notes, Series 2013
0.730% due 05/01/2014	5,000	5,009
0.760% due 06/30/2014	1,500	1,507
University of California Revenue Bonds, Series 2011
0.763% due 07/01/2041	13,000	13,018

		58,853

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.410% due 01/01/2017	5,000	4,924

MICHIGAN 0.2%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2020	3,000	3,087
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	4,500	4,624

		7,711

MINNESOTA 0.1%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.454% due 04/29/2019	1,489	1,480
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	300	303
3.093% due 03/01/2015	900	929

		2,712

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.650% due 02/01/2015	2,950	2,951
New Jersey Economic Development Authority Revenue Notes, Series 2013
0.857% due 03/01/2015	10,000	9,992

		12,943

NEW YORK 0.8%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000	3,140
5.000% due 10/15/2015	900	975
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,100	6,366
5.125% due 10/01/2015	7,000	7,621
New York City, New York General Obligation Notes, Series 2010
2.230% due 10/01/2014	2,680	2,727
New York City, New York General Obligation Notes, Series 2011
2.680% due 06/01/2017	8,000	8,355
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 10/01/2015	2,000	2,170

		31,354

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2013
0.545% due 06/01/2014	950	950
0.745% due 06/01/2015	1,195	1,195

		2,145

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
0.855% due 06/01/2014	1,495	1,482

Total Municipal Bonds & Notes (Cost $123,436)		123,433

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
0.429% due 08/27/2036 - 05/25/2037	7,188	7,203
0.500% due 04/29/2016	10,000	9,951
0.529% due 11/25/2036	1,257	1,259
0.579% due 06/25/2026 - 09/18/2031	3,299	3,294
0.595% due 08/25/2015	7,960	7,938
0.599% due 03/25/2037	1,665	1,666
0.629% due 05/25/2017 - 06/25/2042	4,579	4,579
0.679% due 06/25/2031 - 12/25/2040	1,972	1,978
0.729% due 03/18/2032 - 09/25/2041	11,287	11,325
0.759% due 06/25/2041	8,303	8,341

0.859% due 12/25/2037 - 02/25/2041	4,630	4,662
0.879% due 05/25/2037	622	625
0.887% due 01/01/2021	3,348	3,356
0.929% due 02/25/2040	510	514
1.029% due 07/25/2038	1,004	1,012
4.607% due 04/01/2014	384	384
FDIC Structured Sale Guaranteed Notes
0.680% due 11/29/2037	1,145	1,142
Federal Farm Credit Bank
0.211% due 09/12/2016	32,007	32,042
Federal Home Loan Bank
1.375% due 09/12/2014	9,500	9,611
Freddie Mac
0.422% due 05/15/2036	393	392
0.432% due 11/15/2036	30	30
0.502% due 02/15/2037	4,290	4,289
0.602% due 04/15/2041	1,509	1,513
0.682% due 07/15/2039	805	809
0.750% due 09/22/2014 - 11/25/2014	18,690	18,812
Ginnie Mae
0.480% due 09/20/2033	102	102
0.736% due 04/20/2062	7,492	7,468
0.886% due 02/20/2062	9,674	9,891
1.236% due 02/20/2062	7,448	7,591
6.000% due 12/15/2033	60	68
6.500% due 11/15/2033 - 09/15/2034	57	65
7.000% due 01/15/2024 - 07/15/2032	305	329
7.500% due 07/15/2014 - 06/15/2028	277	300
10.000% due 02/15/2016 - 04/15/2025	47	49
10.500% due 09/15/2015	1	1
11.000% due 05/15/2014 - 09/20/2019	7	6
11.500% due 12/20/2013 - 11/15/2019	1	1
13.000% due 10/20/2014 - 03/20/2015	1	2
NCUA Guaranteed Notes
0.532% due 12/07/2020	2,155	2,157
0.552% due 11/06/2017	5,933	5,943
0.562% due 03/06/2020	3,335	3,343
0.742% due 12/08/2020	3,879	3,915
1.600% due 10/29/2020	2,681	2,706

Total U.S. Government Agencies (Cost $180,438)		180,664

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Notes
0.250% due 05/31/2015 (b)	188,150	188,132
0.500% due 06/15/2016 (b)	215,100	214,949
0.625% due 07/15/2016	38,000	38,062
0.875% due 09/15/2016	215,600	217,242

Total U.S. Treasury Obligations (Cost $656,907)		658,385

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Commercial Mortgage Trust
5.924% due 05/10/2045	1,300	1,427
Banc of America Large Loan Trust
2.482% due 11/15/2015	13,304	13,330
Banc of America Mortgage Trust
2.872% due 03/25/2034	641	641
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	2,249	2,287
BCAP LLC Trust
2.539% due 05/26/2036	2,399	2,405
Bear Stearns Adjustable Rate Mortgage Trust
2.578% due 08/25/2033	2,723	2,698
Bear Stearns Commercial Mortgage Securities Trust
4.715% due 02/11/2041	1,832	1,842
4.735% due 09/11/2042	562	563
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	87	87
5.393% due 07/15/2044	2,000	2,134
5.485% due 01/15/2046	4,188	4,522
Commercial Mortgage Pass-Through Certificates
0.312% due 12/15/2020	1,786	1,767
2.365% due 02/10/2029	11,100	11,353
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	7,354	7,834
5.953% due 09/15/2039	1,000	1,016
DBRR Trust
0.853% due 02/25/2045	14,815	14,838
0.946% due 09/25/2045	11,159	11,154
Fosse Master Issuer PLC
1.666% due 10/18/2054	3,033	3,056
GS Mortgage Securities Trust
1.456% due 03/06/2020	6,251	6,261
5.396% due 08/10/2038	928	947

JPMorgan Chase Commercial Mortgage Securities Trust
1.525% due 07/15/2046	97	98
4.654% due 01/12/2037	687	690
4.818% due 01/15/2042	3,808	3,950
4.928% due 09/12/2037	561	562
5.201% due 08/12/2037	2,221	2,254
5.358% due 12/15/2044	2,901	2,968
5.506% due 12/12/2044	4,773	4,961
5.878% due 02/12/2049	3,823	4,109
6.002% due 06/15/2049	2,748	2,956
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	4,200	4,411
Mellon Residential Funding Corp.
0.882% due 11/15/2031	2,905	2,871
Merrill Lynch Floating Trust
0.720% due 07/09/2021	7,834	7,805
Merrill Lynch Mortgage Trust
5.176% due 02/12/2042	396	399
5.280% due 02/12/2042	500	511
Morgan Stanley Capital Trust
1.085% due 03/15/2045	1,652	1,654
4.989% due 08/13/2042	1,200	1,266
5.439% due 02/12/2044	364	369
5.507% due 11/12/2049	4,444	4,450
5.520% due 06/15/2038	669	680
5.597% due 03/12/2044	5,000	5,380
5.610% due 04/15/2049	131	132
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045	2,200	2,451
RBSSP Resecuritization Trust
0.679% due 10/26/2036	787	740
2.397% due 12/26/2036	4,967	5,029
2.765% due 05/26/2037	4,152	4,126
UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	3,670	3,706
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	481	475
5.030% due 11/15/2035	272	272
5.439% due 07/15/2041	932	942
WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045	18,908	19,577
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044	1,162	1,171
1.607% due 06/15/2044	2,706	2,729

Total Mortgage-Backed Securities (Cost $184,058)		183,856

ASSET-BACKED SECURITIES 6.6%
ACA CLO Ltd.
0.516% due 07/25/2018	2,079	2,066
AIMCO CLO
0.516% due 10/20/2019	390	386
Ally Auto Receivables Trust
0.740% due 04/15/2016	6,308	6,317
ALM Loan Funding
1.064% due 11/20/2020	895	887
AMMC CLO Ltd.
0.487% due 05/03/2018	46	46
Apidos CDO Ltd.
0.516% due 06/12/2020	3,607	3,578
0.524% due 07/27/2017	429	428
Ares CLO Ltd.
0.512% due 02/24/2018	730	730
0.892% due 11/25/2020	11,173	10,983
Avenue CLO Ltd.
0.526% due 07/20/2018	5,497	5,481
Celf Loan Partners Ltd.
1.297% due 07/25/2019	5,068	5,063
Centurion CDO Ltd.
0.578% due 03/08/2017	12,285	12,266
Citibank Omni Master Trust
2.932% due 08/15/2018	48,750	49,781
4.900% due 11/15/2018	18,400	19,267
5.350% due 08/15/2018	2,500	2,604
College Loan Corp. Trust
0.366% due 07/25/2024	3,418	3,413
Collegiate Funding Services Education Loan Trust
0.348% due 12/28/2021	427	426
Denali Capital CLO Ltd.
0.526% due 04/21/2020	1,579	1,574
Dryden Leveraged Loan CDO
0.506% due 10/20/2020	4,030	3,983
Duane Street CLO Ltd.
0.519% due 01/11/2021	1,900	1,868

Educational Services of America, Inc.
0.909% due 04/25/2039	4,448	4,438
Fore CLO Ltd.
0.511% due 07/20/2019	5,000	4,932
Four Corners CLO Ltd.
0.534% due 01/26/2020	1,430	1,418
Franklin CLO Ltd.
0.514% due 06/15/2018	3,658	3,601
Fraser Sullivan CLO Ltd.
0.514% due 03/15/2020	527	522
Galaxy CLO Ltd.
0.526% due 10/20/2017	103	104
GCO Education Loan Funding Trust
0.342% due 11/25/2020	32	32
Goldentree Loan Opportunities Ltd.
0.961% due 10/18/2021	1,200	1,190
Gracechurch Card Funding PLC
0.882% due 02/15/2017	14,400	14,468
Halcyon Structured Asset Management CLO Ltd.
0.453% due 05/21/2018	934	935
Hyundai Capital Auto Funding Ltd.
1.179% due 09/20/2016	734	726
ING Investment Management CLO Ltd.
0.488% due 12/13/2020	1,689	1,678
0.518% due 12/13/2020	3,457	3,396
Inwood Park CDO Ltd.
0.491% due 01/20/2021	4,595	4,571
Jersey Street CLO Ltd.
0.516% due 10/20/2018	2,039	2,020
Kingsland Ltd.
0.504% due 06/13/2019	1,849	1,852
Madison Park Funding Ltd.
0.535% due 05/10/2019	712	711
Marathon CLO Ltd.
0.522% due 12/20/2019	681	677
Morgan Stanley Investment Management Croton Ltd.
0.528% due 01/15/2018	8,144	8,083
Motor PLC
0.679% due 02/25/2020	7,723	7,742
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019	681	683
Northstar Education Finance, Inc.
0.404% due 01/28/2017	7,000	6,917
0.879% due 12/26/2031	4,453	4,452
Panhandle-Plains Higher Education Authority, Inc.
0.748% due 10/01/2018	146	146
0.748% due 07/01/2021	4,461	4,463
1.378% due 10/01/2035	1,865	1,895
Race Point CLO Ltd.
0.528% due 04/15/2020	5,259	5,217
SLM Student Loan Trust
0.266% due 07/25/2017	699	698
0.346% due 04/25/2023	922	922
0.416% due 01/25/2021	2,618	2,616
0.454% due 03/15/2019	1,259	1,256
0.466% due 01/25/2016	469	468
0.616% due 10/25/2016	3,665	3,665
0.666% due 04/25/2023	14,999	14,983
0.766% due 10/25/2017	2,036	2,038
0.879% due 01/25/2029	8,004	8,087
0.932% due 10/16/2023	3,047	3,044
1.366% due 10/25/2016	3,578	3,584
1.766% due 04/25/2023	1,290	1,327
South Carolina Student Loan Corp.
0.716% due 01/25/2021	523	524
Stanfield Bristol CLO Ltd.
0.524% due 10/15/2019	952	950
Stone Tower CLO Ltd.
0.538% due 03/16/2018	2,985	2,956
Structured Asset Investment Loan Trust
1.179% due 11/25/2033	1,874	1,653
WG Horizons CLO
0.522% due 05/24/2019	1,332	1,313
WhiteHorse Ltd.
0.535% due 05/01/2018	7,154	7,146

Total Asset-Backed Securities (Cost $275,846)		275,246

SOVEREIGN ISSUES 6.6%
Development Bank of Japan, Inc.
0.468% due 04/17/2015	33,000	32,995
0.490% due 12/01/2014	3,000	3,002
0.592% due 02/25/2015	6,900	6,915
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	9,813

Japan Finance Organization for Municipalities
0.432% due 11/28/2014	17,000	17,003
0.912% due 05/22/2017	12,000	12,108
Kommunalbanken A/S
0.444% due 02/20/2018	33,500	33,477
0.628% due 03/27/2017	43,150	43,538
Kommuninvest Sverige AB
1.000% due 04/27/2015	1,000	1,010
Mexico Government International Bond
5.875% due 01/15/2014	5,370	5,449
5.875% due 02/17/2014	18,100	18,458
Province of Ontario
0.398% due 04/01/2015	7,000	7,009
0.950% due 05/26/2015	11,500	11,593
1.100% due 10/25/2017	7,000	6,900
4.500% due 02/03/2015	8,000	8,441
Province of Quebec
4.600% due 05/26/2015	5,000	5,343
Qatar Government International Bond
5.150% due 04/09/2014	15,875	16,272
State of North Rhine-Westphalia
0.389% due 03/06/2015	3,500	3,502
0.969% due 07/11/2017	16,500	16,793
1.625% due 09/17/2014	15,000	15,179

Total Sovereign Issues (Cost $274,377)		274,800

SHORT-TERM INSTRUMENTS 7.1%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
0.000% due 10/11/2013	16,800	16,793
1.217% due 01/24/2014	5,500	5,487
Bank of Nova Scotia
0.448% due 03/27/2014	6,200	6,208
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	9,000	8,989
Sumitomo Mitsui Banking Corp.
0.662% due 04/01/2015	25,400	25,402

		62,879

COMMERCIAL PAPER 4.5%
Abbey National Treasury Services PLC
0.750% due 10/18/2013	13,500	13,495
British Telecommunications PLC
0.800% due 03/07/2014	11,000	10,980
Daimler Finance North America LLC
0.700% due 03/13/2014	5,900	5,889
1.070% due 10/15/2013	2,700	2,699
Electricite de France S.A.
0.825% due 01/15/2014	6,000	5,996
Entergy Corp.
0.870% due 10/15/2013	7,500	7,497
0.870% due 11/01/2013	10,600	10,592
0.870% due 11/14/2013	6,200	6,193
0.870% due 12/04/2013	900	899
0.940% due 11/01/2013	8,200	8,193
0.940% due 11/07/2013	7,500	7,493
Ford Motor Credit Co. LLC
1.021% due 01/06/2014	1,100	1,099
1.021% due 04/28/2014	8,200	8,169
Hewlett-Packard Co.
0.950% due 10/30/2013	27,700	27,679
Nisource Finance Corp.
0.690% due 10/07/2013	20,000	19,998
0.740% due 10/03/2013	1,800	1,800
0.740% due 10/04/2013	3,500	3,500
Santander S.A.
1.525% due 10/11/2013	3,700	3,698
1.710% due 10/11/2013	2,000	1,999
Vodafone Group PLC
0.690% due 02/10/2014	3,000	2,996
0.720% due 01/28/2014	25,500	25,470
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	6,000	5,999
0.740% due 10/10/2013	2,000	2,000

0.740% due 10/15/2013	6,000	5,998

		190,331

REPURCHASE AGREEMENTS (a) 0.0%		171

SHORT-TERM NOTES 1.1%
CNPC Finance Ltd.
0.569% due 02/20/2014	28,000	27,935
Federal Home Loan Bank
0.200% due 07/29/2014	2,000	2,001
Korea Development Bank
0.714% due 08/20/2014	17,000	17,017

		46,953

Total Short-Term Instruments (Cost $300,200)		300,334

Total Investments in Securities (Cost $4,482,564)		4,490,188

Total Investments 107.3% (Cost $4,482,564)		$4,490,188
Other Assets and Liabilities, net (7.3%)		(305,066)

Net Assets 100.0%		$4,185,122

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$171	Freddie Mac 2.080% due 10/17/2022	$(176)	$171	$171

Total Repurchase Agreements						$(176)	$171	$171

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.100%	09/30/2013	10/01/2013	$(48,100)	$(48,100)
JPS	0.080%	09/11/2013	10/11/2013	(122,347)	(122,352)
TDM	(0.500%)	07/08/2013	07/05/2015	(3,827)	(3,823)

Total Reverse Repurchase Agreements					$(174,275)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.060%	09/24/2013	10/08/2013	$(97,698)	$(97,715)

Total Sale-Buyback Transactions					$(97,715)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $98,473 at a weighted average interest rate of (0.244%).
(3)	Payable for sale-buyback transactions includes $15 of deferred price drop on sale-buyback transactions.

(b)	Securities with an aggregate market value of $272,335 have been pledged as collateral under the terms of following master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,576,617	$0	$1,576,617
Industrials	0	691,923	0	691,923
Utilities	0	224,930	0	224,930
Municipal Bonds & Notes
Arkansas	0	1,309	0	1,309
California	0	58,853	0	58,853
Massachusetts	0	4,924	0	4,924
Michigan	0	7,711	0	7,711
Minnesota	0	2,712	0	2,712
New Jersey	0	12,943	0	12,943
New York	0	31,354	0	31,354
Pennsylvania	0	2,145	0	2,145
South Dakota	0	1,482	0	1,482
U.S. Government Agencies	0	164,164	16,500	180,664
U.S. Treasury Obligations	0	658,385	0	658,385
Mortgage-Backed Securities	0	172,702	11,154	183,856
Asset-Backed Securities	0	274,519	727	275,246
Sovereign Issues	0	274,800	0	274,800
Short-Term Instruments
Certificates of Deposit	0	62,879	0	62,879
Commercial Paper	0	190,331	0	190,331
Repurchase Agreements	0	171	0	171
Short-Term Notes	0	46,953	0	46,953

Total Investments	$0	$4,461,807	$28,381	$4,490,188

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$11,909	$0	$0	$10	$0	$17	$0	$(11,936)	$0	$0
U.S. Government Agencies	17,485	0	(1,009)	(1)	0	25	0	0	16,500	25
Mortgage-Backed Securities	51,095	0	(5,509)	(3)	(18)	4	0	(34,415)	11,154	(27)
Asset-Backed Securities	15,996	0	(2,146)	5	10	15	0	(13,153)	727	(9)
Sovereign Issues	34,838	8,000	(9,866)	2	0	21	0	(32,995)	0	0

Totals	$131,323	$8,000	$(18,530)	$13	$(8)	$82	$0	$(92,499)	$28,381	$(11)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$16,500	Third Party Vendor	Broker Quote	99.75 - 100.94
Mortgage-Backed Securities	11,154	Third Party Vendor	Broker Quote	99.95
Asset-Backed Securities	727	Third Party Vendor	Broker Quote	99.00

Total	$28,381

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Currency Strategy Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
BRAZIL 5.4%
SOVEREIGN ISSUES 5.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,400	$1,394

Total Brazil (Cost $1,279)			1,394

CANADA 8.5%
SOVEREIGN ISSUES 8.5%
Canada Government Bond
1.500% due 11/01/2013	CAD	2,260	2,195

Total Canada (Cost $2,239)			2,195

MEXICO 11.0%
SOVEREIGN ISSUES 11.0%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	36,034	2,860

Total Mexico (Cost $2,910)			2,860

NEW ZEALAND 2.2%
SOVEREIGN ISSUES 2.2%
New Zealand Government Bond
6.000% due 12/15/2017	NZD	650	584

Total New Zealand (Cost $549)			584

SOUTH AFRICA 2.3%
SOVEREIGN ISSUES 2.3%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	5,866	588

Total South Africa (Cost $666)			588

UNITED STATES 13.9%
U.S. TREASURY OBLIGATIONS 13.9%
U.S. Treasury Notes
0.250% due 01/31/2014		$200	200
0.250% due 02/28/2014		100	100
0.250% due 03/31/2014		1,100	1,101
1.000% due 01/15/2014		200	201
1.250% due 02/15/2014		371	373
1.250% due 03/15/2014		629	632
1.875% due 02/28/2014		1,000	1,008

Total United States (Cost $3,613)			3,615

SHORT-TERM INSTRUMENTS 56.2%
REPURCHASE AGREEMENTS (b) 0.7%			185

SHORT-TERM NOTES 35.1%
Fannie Mae
0.046% due 11/27/2013		100	100
Federal Home Loan Bank
0.046% due 12/27/2013		4,900	4,900
0.049% due 12/04/2013		4,000	4,000

Freddie Mac
0.049% due 11/25/2013		100	100

			9,100

U.S. TREASURY BILLS 17.7%
0.053% due 12/19/2013 - 02/27/2014 (a)(d)		4,600	4,600

NEW ZEALAND TREASURY BILLS 2.7%
2.466% due 01/29/2014 (a)	NZD	836	688

Total Short-Term Instruments (Cost $14,577)			14,573

Total Investments in Securities (Cost $25,833)			25,809

Total Investments 99.5% (Cost $25,833)			$25,809
Financial Derivative Instruments (c) 0.2% (Cost or Premiums, net $0)			47
Other Assets and Liabilities, net 0.3%			94

Net Assets 100.0%			$25,950

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$185	Freddie Mac 2.080% due 10/17/2022	$(190)	$185	$185

Total Repurchase Agreements						$(190)	$185	$185

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	AUD	345		$321	$0	$(1)
	10/2013		$1,063	AUD	1,189	47	0
	10/2013		814	CHF	748	13	0
	10/2013		492	NOK	2,909	0	(8)
	10/2013		597	NZD	772	44	0
	10/2013		2,591	RUB	84,344	10	0
CBK	10/2013		1,810	SEK	11,920	45	0
	11/2013		759	NOK	4,610	7	0
DUB	10/2013	CHF	748		$820	0	(7)
	10/2013	ZAR	1,372		140	3	0
	11/2013		$820	CHF	748	7	0
	11/2013		534	PLN	1,718	14	0
	12/2013		139	ZAR	1,372	0	(3)
FBF	10/2013		1,810	CAD	1,862	0	(2)
	11/2013		945	BRL	2,194	37	0
	11/2013		515	SGD	658	9	0
GLM	10/2013	AUD	844		$752	0	(36)
	10/2013	IDR	1,764,536		156	4	0
	10/2013	NZD	713		552	0	(40)
	10/2013	SEK	17,025		2,654	5	0
	11/2013		$2,652	SEK	17,025	0	(5)
	12/2013		153	IDR	1,764,536	0	(4)
HUS	10/2013	NOK	2,909		$486	2	0
	10/2013		$137	ZAR	1,372	0	0
	11/2013		485	NOK	2,908	0	(2)
	12/2013		976	CLP	509,224	24	0
JPM	10/2013	BRL	2,511		$1,126	0	(7)
	10/2013	IDR	1,764,536		156	4	0
	10/2013	INR	30,889		483	0	(8)
	10/2013	RUB	18,615		580	6	0
	10/2013		$1,035	BRL	2,512	99	0
	10/2013		493	IDR	5,293,607	0	(38)
	10/2013		507	INR	30,889	0	(16)
	10/2013		1,035	MYR	3,342	0	(11)
	10/2013		602	RUB	19,216	0	(9)
	11/2013		154	IDR	1,764,536	0	(3)
	12/2013	MXN	11,544		$871	0	(6)
MSC	10/2013	BRL	3,127		1,289	0	(122)
	10/2013		$1,381	BRL	3,127	30	0
	10/2013		774	SEK	5,105	20	0
	11/2013		40	BRL	90	1	0
UAG	10/2013	CNY	7,771		$1,262	0	(6)
	10/2013	IDR	1,764,535		155	3	0
	10/2013	MYR	3,342		1,007	0	(18)
	10/2013	RUB	84,945		2,617	0	(3)
	10/2013		$1,251	CNY	7,771	17	0
	11/2013		3,144	NOK	18,545	0	(65)
	01/2014		1,260	CNY	7,771	2	0
	01/2014		150	IDR	1,764,535	0	(3)
	01/2014		1,002	MYR	3,342	18	0
	01/2014		2,574	RUB	84,945	0	(1)

Total Forward Foreign Currency Contracts						$471	$(424)

(d)	Securities with an aggregate market value of $262 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Brazil
Sovereign Issues	$ 0	$1,394	$0	$1,394
Canada
Sovereign Issues	0	2,195	0	2,195
Mexico
Sovereign Issues	0	2,860	0	2,860
New Zealand
Sovereign Issues	0	584	0	584
South Africa
Sovereign Issues	0	588	0	588
United States
U.S. Treasury Obligations	0	3,615	0	3,615
Short-Term Instruments
Repurchase Agreements	0	185	0	185
Short-Term Notes	0	9,100	0	9,100
U.S. Treasury Bills	0	4,600	0	4,600
New Zealand Treasury Bills	0	688	0	688
Total Investments	$ 0	$25,809	$0	$25,809

Financial Derivative Instruments - Assets
Over the counter	$ 0	$471	$0	$471

Financial Derivative Instruments - Liabilities
Over the counter	$ 0	$(424)	$0	$(424)
Totals	$ 0	$25,856	$0	$25,856

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.5%
AUSTRALIA 1.9%
SOVEREIGN ISSUES 1.9%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	340	$407
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		1,500	1,732

Total Australia (Cost $2,490)			2,139

BRAZIL 19.7%
SOVEREIGN ISSUES 19.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	14,000	4,436
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020		2,332	2,511
6.000% due 08/15/2022		7,650	8,265
6.000% due 08/15/2030		455	490
6.000% due 05/15/2035		2,080	2,243
6.000% due 05/15/2045		1,220	1,291
6.000% due 08/15/2050		2,600	2,723

Total Brazil (Cost $26,242)			21,959

CANADA 3.2%
SOVEREIGN ISSUES 3.2%
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	1,278	1,354
4.250% due 12/01/2021 (a)		1,778	2,233

Total Canada (Cost $3,968)			3,587

CHILE 2.8%
SOVEREIGN ISSUES 2.8%
Bonos del Banco Central de Chile en UF
3.000% due 02/01/2021	CLP	808,186	1,682
3.000% due 03/01/2022		692,731	1,453

Total Chile (Cost $3,262)			3,135

DENMARK 4.8%
SOVEREIGN ISSUES 4.8%
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	19,120	3,354
5.000% due 11/15/2013		10,800	1,970

Total Denmark (Cost $5,401)			5,324

FRANCE 0.7%
SOVEREIGN ISSUES 0.7%
France Government Bond
0.250% due 07/25/2024 (a)	EUR	101	129
1.100% due 07/25/2022 (a)		323	462
1.850% due 07/25/2027 (a)		106	161

Total France (Cost $769)			752

GERMANY 9.4%
SOVEREIGN ISSUES 9.4%
Republic of Germany
0.100% due 04/15/2023 (a)	EUR	1,234	1,665
0.750% due 04/15/2018 (a)		2,005	2,871
1.500% due 04/15/2016 (a)		4,154	5,940

Total Germany (Cost $10,300)			10,476

INDIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Export-Import Bank of India
2.398% due 03/30/2016		$1,300	1,274

Total India (Cost $1,311)			1,274

ISRAEL 4.2%
SOVEREIGN ISSUES 4.2%
Israel Government International Bond
3.000% due 10/31/2019	ILS	13,110	4,673

Total Israel (Cost $4,332)			4,673

ITALY 8.7%
SOVEREIGN ISSUES 8.7%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	3,011	3,978
2.100% due 09/15/2021 (a)		3,657	4,703
2.550% due 10/22/2016 (a)		703	963

Total Italy (Cost $9,388)			9,644

MEXICO 6.0%
SOVEREIGN ISSUES 6.0%
Mexico Government International Bond
3.660% due 03/19/2015	MXN	3,340	256
4.000% due 11/15/2040 (a)		66,237	5,532
4.010% due 01/30/2020		10,800	820
4.500% due 11/22/2035 (a)		872	78

Total Mexico (Cost $7,544)			6,686

NEW ZEALAND 2.5%
SOVEREIGN ISSUES 2.5%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	600	534
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,700	1,336
4.500% due 02/15/2016		700	916

Total New Zealand (Cost $2,903)			2,786

SOUTH AFRICA 4.3%
SOVEREIGN ISSUES 4.3%
South Africa Government International Bond
7.250% due 01/15/2020	ZAR	48,500	4,829

Total South Africa (Cost $5,740)			4,829

SWEDEN 1.3%
SOVEREIGN ISSUES 1.3%
Sweden Government International Bond CPI Linked Bond
0.250% due 06/01/2022	SEK	7,000	1,042
3.500% due 12/01/2028		1,500	384

Total Sweden (Cost $1,501)			1,426

UNITED KINGDOM 5.4%
CORPORATE BONDS & NOTES 1.9%
Network Rail Infrastructure Finance PLC
1.750% due 11/22/2027 (a)	GBP	1,095	2,151

SOVEREIGN ISSUES 3.5%
United Kingdom Gilt
0.125% due 03/22/2044 (a)		412	681
0.625% due 11/22/2042 (a)		235	448

0.750% due 03/22/2034 (a)	108	199
1.125% due 11/22/2037 (a)	247	506
1.750% due 09/07/2022	200	304
5.000% due 03/07/2025	900	1,769

		3,907

Total United Kingdom (Cost $5,885)		6,058

UNITED STATES 28.5%
U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$1,961	1,938
0.125% due 01/15/2023	3,036	2,956
0.375% due 07/15/2023	2,108	2,099
0.625% due 07/15/2021	2,798	2,916
0.625% due 02/15/2043	1,880	1,544
1.125% due 01/15/2021 (b)	3,951	4,257
1.250% due 07/15/2020	1,178	1,290
1.375% due 01/15/2020	1,296	1,423
1.750% due 01/15/2028	2,342	2,626
1.875% due 07/15/2019 (b)	6,677	7,571
2.125% due 02/15/2040	432	512
2.375% due 01/15/2025	1,735	2,073
2.375% due 01/15/2027	347	419
U.S. Treasury Notes
0.250% due 09/30/2014	100	100

Total United States (Cost $33,128)		31,724

Total Investments in Securities (Cost $124,164)		116,472

Total Investments 104.5% (Cost $124,164)		$116,472
Financial Derivative Instruments (c) (0.1%) (Cost or Premiums, net $0)		(159)
Other Assets and Liabilities, net (4.4%)		(4,822)

Net Assets 100.0%		$111,491

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.090%	09/09/2013	10/03/2013	$(728)	$(728)
BSN	0.100%	09/20/2013	10/01/2013	(4,464)	(4,464)

Total Reverse Repurchase Agreements					$(5,192)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	0.130%	09/30/2013	10/07/2013	$(923)	$(923)
BPG	0.090%	10/01/2013	10/21/2013	(4,478)	(4,486)

Total Sale-Buyback Transactions					$(5,409)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,618 at a weighted average interest rate of 0.095%.
(2)	Payable for sale-buyback transactions includes $7 of deferred price drop on sale-buyback transactions.

(b)	Securities with an aggregate market value of $10,601 have been pledged as collateral under the terms of master agreements as of September 30, 2013.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013		$346	AUD	377	$6	$0
	10/2013		10,649	JPY	1,052,946	64	0
BPS	10/2013	AUD	111		$104	0	0
	10/2013	ILS	404		114	0	(1)
	10/2013	JPY	38,938		392	0	(4)
	10/2013		$2,742	NZD	3,320	16	0
	11/2013	NZD	3,320		$2,736	0	(16)
	11/2013		$144	DKK	790	0	0
	12/2013	EUR	761		$1,016	0	(14)
	12/2013	GBP	156		248	0	(4)
	12/2013	MXN	6,505		500	6	0
	12/2013	ZAR	1,468		148	3	0
BRC	10/2013	INR	11,582		190	6	0
	10/2013		$2,210	ILS	7,792	1	0
	10/2013		151	NZD	179	0	(2)
	11/2013	DKK	40,647		$7,260	0	(116)
	12/2013	CLP	69,445		137	1	0
	12/2013	GBP	387		607	0	(19)
	12/2013	ILS	7,792		2,207	0	(1)
CBK	10/2013		$534	INR	31,550	0	(33)
	11/2013		125	DKK	700	2	0
	12/2013		3,473	EUR	2,617	69	0
	12/2013		463	MXN	6,101	0	0
	01/2014	BRL	463		$206	2	0
DUB	10/2013	INR	5,215		86	3	0
	10/2013	ZAR	12,903		1,297	13	0
	12/2013	CAD	321		313	2	0
	12/2013		$101	CLP	52,337	2	0
FBF	10/2013	BRL	1,314		$589	0	(4)
	10/2013		$576	BRL	1,314	17	0
	11/2013	BRL	5,197		$2,239	0	(88)
GLM	10/2013	JPY	60,910		615	0	(5)
	10/2013	NZD	3,499		2,708	0	(198)
	11/2013		$1,362	DKK	7,590	15	0
	12/2013		2,345	MXN	30,818	0	(5)
HUS	10/2013	BRL	2,018		$891	0	(19)
	10/2013		$891	BRL	2,018	19	0
	11/2013		52	DKK	295	1	0
	12/2013	GBP	266		$427	0	(3)
	12/2013		$639	EUR	472	0	0

	12/2013		120	GBP	75	1	0
	01/2014	BRL	1,049		$456	0	(8)
JPM	10/2013		1,030		462	0	(3)
	10/2013	ILS	6,977		1,920	0	(60)
	10/2013	INR	7,339		121	4	0
	10/2013	JPY	64,500		654	0	(2)
	10/2013		$424	BRL	1,030	40	0
	12/2013	EUR	395		$533	0	(2)
	12/2013		$2,244	MXN	29,750	15	0
MSC	10/2013	BRL	6,044		$2,665	0	(62)
	10/2013	ILS	410		115	0	(1)
	10/2013		$2,623	BRL	6,044	104	0
	10/2013	ZAR	1,481		$148	1	0
	11/2013		$2,647	BRL	6,044	59	0
	01/2014	BRL	2,315		$1,024	1	0
RBC	11/2013	SEK	1,991		305	0	(5)
	11/2013		$317	DKK	1,770	4	0
RYL	12/2013		971	GBP	622	35	0
UAG	10/2013	INR	5,865		$97	4	0

Total Forward Foreign Currency Contracts						$516	$(675)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$2,139	$0	$2,139
Brazil
Sovereign Issues	0	21,959	0	21,959
Canada
Sovereign Issues	0	3,587	0	3,587
Chile
Sovereign Issues	0	3,135	0	3,135
Denmark
Sovereign Issues	0	5,324	0	5,324
France
Sovereign Issues	0	752	0	752
Germany
Sovereign Issues	0	10,476	0	10,476
India
Corporate Bonds & Notes	0	1,274	0	1,274
Israel
Sovereign Issues	0	4,673	0	4,673
Italy
Sovereign Issues	0	9,644	0	9,644
Mexico
Sovereign Issues	0	6,686	0	6,686
New Zealand
Sovereign Issues	0	2,786	0	2,786
South Africa
Sovereign Issues	0	4,829	0	4,829
Sweden
Sovereign Issues	0	1,426	0	1,426
United Kingdom
Corporate Bonds & Notes	0	2,151	0	2,151
Sovereign Issues	0	3,907	0	3,907
United States
U.S. Treasury Obligations	0	31,724	0	31,724
Total Investments	$0	$116,472	$0	$116,472

Financial Derivative Instruments - Assets
Over the counter	$0	$516	$0	$516

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(675)	$0	$(675)

Totals	$0	$116,313	$0	$116,313

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

Schedule of Investments

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
MUNICIPAL BONDS & NOTES 88.9%
ALABAMA 0.9%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,843

ARIZONA 1.5%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	448
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	834
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,618

		2,900

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	357

CALIFORNIA 13.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.770% due 04/01/2047	1,000	990
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,084
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	583
5.000% due 05/01/2019	1,040	1,228
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	778
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	584
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	586
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	590
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,538
Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	249
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.060% due 10/01/2041	1,000	1,000
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	271
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,719
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,287
Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	611
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	980
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	548
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	470
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,083
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	776
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,138
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,225
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	701
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	632
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,145

University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	578

		25,374

COLORADO 0.1%
Denver, Colorado Airport System City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	290

CONNECTICUT 2.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,235

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,129

FLORIDA 5.8%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,132
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	825
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,133
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	270
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	555
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,134
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,674
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,458
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,076
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	270
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	288
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,520

		11,335

GEORGIA 0.5%
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	288
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	385
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	288

		961

ILLINOIS 3.1%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	210
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,114
5.500% due 01/01/2018	1,000	1,134
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,152
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	405
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	546
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	833
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	554

		5,948

INDIANA 3.3%
Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	341
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	2,000	2,102
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	542
5.000% due 02/01/2018	500	578

Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,185
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	327
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	722
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	531

		6,328

IOWA 0.3%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	546

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	575

KENTUCKY 1.1%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	957
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,115

		2,072

MARYLAND 0.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 07/01/2025	1,000	1,152

MASSACHUSETTS 5.4%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	585
Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,493
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	922
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	520
5.000% due 10/01/2016	600	654
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2027	1,900	2,136
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,404
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,231
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	601

		10,546

MICHIGAN 1.6%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,141
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,005

		3,146

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,110

MISSOURI 1.9%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,542
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	880	951
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,110

		3,603

NEW HAMPSHIRE 0.8%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,237

New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	276

		1,513

NEW JERSEY 4.1%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,084
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,071
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,294
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,134
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,298

		7,881

NEW MEXICO 0.3%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	572

NEW YORK 12.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,161
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	577
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,636
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,122
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,019
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	398
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,718
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,245
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,287
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	894
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,708
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	580
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	547
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,169
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,298
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	1,000	1,125
5.000% due 11/15/2028	825	919

		24,403

NORTH CAROLINA 4.0%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	349
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,810
5.000% due 10/01/2027	1,100	1,186
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,772
5.000% due 05/01/2026	1,750	1,969
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	401
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	264

		7,751

OHIO 7.5%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	555
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	905
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,120

Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	716
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,572
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,187
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	319
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	2,000	2,270
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,112
5.500% due 02/15/2017	225	258
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,144
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,406

		14,564

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	554

PENNSYLVANIA 3.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	571
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	564
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	932
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,899
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	275
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	571

		5,812

SOUTH CAROLINA 0.1%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	262

TENNESSEE 0.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	942

TEXAS 9.7%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,336
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,183
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,500	1,772
La Joya Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2027	1,000	1,126
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,140
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	1,000	995
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,347
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,123
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,770
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,000	3,013
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	2,205	2,481
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	873
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	600

		18,759

WASHINGTON 1.8%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,183

Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,287

		3,470

WISCONSIN 0.6%
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,190

Total Municipal Bonds & Notes (Cost $171,208)		172,123

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Notes
0.125% due 07/31/2014	3,700	3,701
0.250% due 05/31/2014	9,800	9,811
0.250% due 06/30/2014	4,300	4,305
0.250% due 08/31/2014	200	200
0.625% due 07/15/2014	1,000	1,004

Total U.S. Treasury Obligations (Cost $19,013)		19,021

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.3%		593

U.S. TREASURY BILLS 0.1%
0.072% due 08/21/2014	100	100

Total Short-Term Instruments (Cost $693)		693

Total Investments in Securities (Cost $190,914)		191,837

Total Investments 99.1% (Cost $190,914)		$191,837
Other Assets and Liabilities, net 0.9%		1,689

Net Assets 100.0%		$193,526

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$593	Fannie Mae 2.200% due 10/17/2022	$(606)	$593	$593

Total Repurchase Agreements						$(606)	$593	$593

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,843	$0	$1,843
Arizona	0	2,900	0	2,900
Arkansas	0	357	0	357
California	0	25,374	0	25,374
Colorado	0	290	0	290
Connecticut	0	5,235	0	5,235
District of Columbia	0	1,129	0	1,129
Florida	0	11,335	0	11,335
Georgia	0	961	0	961
Illinois	0	5,948	0	5,948
Indiana	0	6,328	0	6,328
Iowa	0	546	0	546
Kansas	0	575	0	575
Kentucky	0	2,072	0	2,072
Maryland	0	1,152	0	1,152
Massachusetts	0	10,546	0	10,546
Michigan	0	3,146	0	3,146
Minnesota	0	1,110	0	1,110
Missouri	0	3,603	0	3,603
New Hampshire	0	1,513	0	1,513
New Jersey	0	7,881	0	7,881
New Mexico	0	572	0	572
New York	0	24,403	0	24,403
North Carolina	0	7,751	0	7,751
Ohio	0	14,564	0	14,564
Oregon	0	554	0	554
Pennsylvania	0	5,812	0	5,812
South Carolina	0	262	0	262
Tennessee	0	942	0	942
Texas	0	18,759	0	18,759
Washington	0	3,470	0	3,470
Wisconsin	0	1,190	0	1,190
U.S. Treasury Obligations	0	19,021	0	19,021
Short-Term Instruments
Repurchase Agreements	0	593	0	593
U.S. Treasury Bills	0	100	0	100

Total Investments	$0	$191,837	$0	$191,837

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
MUNICIPAL BONDS & NOTES 86.4%
ALASKA 0.3%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$253

ARIZONA 3.6%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,079
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,669

		2,748

CALIFORNIA 5.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.770% due 04/01/2047	1,000	990
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	258
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	571
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	502
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,028
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2010
3.000% due 11/01/2013	750	751
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.900% due 11/01/2014	250	251

		4,351

CONNECTICUT 2.3%
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,719

FLORIDA 6.5%
Florida State General Obligation Notes, Series 2011
5.000% due 06/01/2016	500	556
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
0.820% due 10/01/2017	3,000	2,981
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2015	1,270	1,386

		4,923

GEORGIA 0.7%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2014	500	506

ILLINOIS 2.1%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	525
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	210
Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	305
Illinois Unemployment Compensation Trust Fund Revenue Notes, Series 2012
5.000% due 06/15/2014	500	517

		1,557

INDIANA 2.1%
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	1,000	1,051
Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	500	500

		1,551

LOUISIANA 0.7%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	506

MASSACHUSETTS 7.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.050% due 03/01/2026	1,000	1,000
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.430% due 02/01/2017	1,000	985
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2013	600	600
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 1997
0.050% due 07/01/2027	3,000	3,000

		5,585

MICHIGAN 1.3%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,003

MINNESOTA 1.3%
Southern Minnesota Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2014	1,000	1,012

NEVADA 2.8%
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	2,000	2,148

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,020

NEW YORK 18.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	240
Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	621
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	528
New York City, New York General Obligation Bonds, Series 2008
0.030% due 04/01/2032	2,000	2,000
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,164
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	505
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
0.070% due 11/01/2036	2,000	2,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2013	50	50
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.230% due 12/01/2049	1,000	1,000
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	275
5.000% due 07/01/2018	1,000	1,149
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	359
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	496
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,507
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	253
Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	255
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2013
3.000% due 11/15/2015	1,460	1,538

		13,940

NORTH CAROLINA 1.5%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,160

OHIO 3.7%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,155
Ohio State University Revenue Notes, Series 2010
5.000% due 12/01/2016	500	566

Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,081

		2,802

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	478

OREGON 1.4%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	1,000	1,075

PENNSYLVANIA 10.0%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2005
0.020% due 05/15/2035	4,100	4,100
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,503
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2005
0.060% due 02/15/2021	2,000	2,000

		7,603

TENNESSEE 0.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2014	650	674

TEXAS 6.6%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	553
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	535
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	561
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	507
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,804
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,063

		5,023

WASHINGTON 4.5%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,080
Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	402
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,089
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	750	815

		3,386

WISCONSIN 0.6%
Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	414

Total Municipal Bonds & Notes (Cost $65,422)		65,437

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Notes
0.125% due 07/31/2014	6,000	6,002
0.250% due 05/31/2014	1,100	1,101
0.250% due 06/30/2014	100	100
0.750% due 06/15/2014	2,500	2,512

Total U.S. Treasury Obligations (Cost $9,711)		9,715

Total Investments in Securities (Cost $75,133)		75,152

Total Investments 99.2% (Cost $75,133)		$75,152
Other Assets and Liabilities, net 0.8%		599

Net Assets 100.0%		$75,751

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Municipal Bonds & Notes
Alaska	$0	$253	$0	$253
Arizona	0	2,748	0	2,748
California	0	4,351	0	4,351
Connecticut	0	1,719	0	1,719
Florida	0	4,923	0	4,923
Georgia	0	506	0	506
Illinois	0	1,557	0	1,557
Indiana	0	1,551	0	1,551
Louisiana	0	506	0	506
Massachusetts	0	5,585	0	5,585
Michigan	0	1,003	0	1,003
Minnesota	0	1,012	0	1,012
Nevada	0	2,148	0	2,148
New Jersey	0	1,020	0	1,020
New York	0	13,940	0	13,940
North Carolina	0	1,160	0	1,160
Ohio	0	2,802	0	2,802
Oklahoma	0	478	0	478
Oregon	0	1,075	0	1,075
Pennsylvania	0	7,603	0	7,603
Tennessee	0	674	0	674
Texas	0	5,023	0	5,023
Washington	0	3,386	0	3,386
Wisconsin	0	414	0	414

U.S. Treasury Obligations	0	9,715	0	9,715

Total Investments	$0	$75,152	$0	$75,152

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.9%
BANK LOAN OBLIGATIONS 1.2%
Biomet, Inc.
3.679% - 4.001% due 07/25/2017		$4,950	$4,962
DaVita, Inc.
2.680% due 11/01/2017		8,759	8,768
H.J. Heinz Co.
3.500% due 06/05/2020		14,763	14,838
HCA, Inc.
2.929% due 05/01/2018		4,000	3,998
Hologic, Inc.
3.750% due 08/01/2019		2,500	2,512
Las Vegas Sands LLC
2.680% due 11/23/2015		2,656	2,658
MGM Resorts International, Inc.
2.929% due 12/20/2017		9,925	9,935
Valeant Pharmaceuticals International, Inc.
4.500% due 08/05/2020		1,200	1,210

Total Bank Loan Obligations (Cost $48,875)			48,881

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 19.3%
Ally Financial, Inc.
0.000% due 06/15/2015		12,450	11,796
2.460% due 12/01/2014		5,365	5,367
3.465% due 02/11/2014		2,400	2,421
3.652% due 06/20/2014		7,188	7,296
4.500% due 02/11/2014		12,000	12,139
4.625% due 06/26/2015		8,300	8,591
5.900% due 12/15/2013		40	40
6.000% due 11/15/2013		50	50
6.250% due 10/15/2013		10	10
6.750% due 12/01/2014		10,811	11,406
8.300% due 02/12/2015		2,948	3,184
Bankia S.A.
5.000% due 10/30/2014	EUR	1,100	1,534
Belvoir Land LLC
5.300% due 12/15/2035		$1,935	1,926
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,056
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,267
Dexia Credit Local S.A.
0.744% due 04/29/2014		2,000	2,002
0.918% due 04/01/2014	GBP	22,600	36,614
2.750% due 01/10/2014		$1,000	1,006
2.750% due 04/29/2014		11,400	11,549
Eksportfinans ASA
0.471% due 10/07/2013		800	800
0.890% due 06/16/2015	JPY	1,100,000	10,698
1.600% due 03/20/2014		150,000	1,511
2.000% due 09/15/2015		$16,500	16,170
2.375% due 05/25/2016		14,665	14,262
3.000% due 11/17/2014		9,800	9,824
5.500% due 05/25/2016		22,571	23,671
5.500% due 06/26/2017		100	104
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		4,000	4,350
8.000% due 06/01/2014		2,000	2,093
Industrial Bank of Korea
1.375% due 10/05/2015		5,000	5,017
International Lease Finance Corp.
5.650% due 06/01/2014		500	513
6.500% due 09/01/2014		10,660	11,113
6.625% due 11/15/2013		10,500	10,559
8.625% due 09/15/2015		8,500	9,414
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	5,350	9,500
Korea Exchange Bank
3.125% due 06/26/2017		$5,000	5,147
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,100	16,638
15.000% due 12/21/2019	EUR	1,800	3,581
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		$44,610	44,981

Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		15,700	15,928
SLM Corp.
0.566% due 01/27/2014		1,500	1,493
5.000% due 10/01/2013		10,100	10,100
5.000% due 04/15/2015		4,300	4,483
5.050% due 11/14/2014		6,800	7,038
5.375% due 05/15/2014		5,000	5,113
SLM Corp. CPI Linked Bond
3.068% due 04/01/2014		2,287	2,276
3.138% due 04/01/2014		1,898	1,886
3.518% due 03/01/2014		876	876
3.568% due 02/01/2014		1,012	1,014
3.638% due 01/31/2014		2,589	2,606
3.668% due 01/01/2014		894	889
3.754% due 03/17/2014		755	751
SLM Student Loan Trust
0.774% due 12/15/2033	EUR	66,115	84,425
1.067% due 03/15/2038	GBP	32,146	47,566
4.400% due 07/25/2039	EUR	18,500	22,902
5.150% due 12/15/2039	GBP	9,710	14,800
Stone Street Trust
5.902% due 12/15/2015		$5,670	6,139
Svensk Exportkredit AB
0.266% due 07/19/2015		200,000	199,813
Trafford Centre Finance Ltd.
0.709% due 07/28/2015	GBP	832	1,330

			757,628

INDUSTRIALS 2.5%
DISH DBS Corp.
6.625% due 10/01/2014		$10,566	11,121
7.000% due 10/01/2013		2,500	2,500
7.750% due 05/31/2015		6,000	6,570
Hampton Roads PPV LLC
6.621% due 06/15/2053		57,525	50,630
HCA, Inc.
5.750% due 03/15/2014		5,000	5,106
7.250% due 09/15/2020		7,800	8,502
7.875% due 02/15/2020		3,000	3,242
8.500% due 04/15/2019		500	539
Southern Gas Networks PLC
0.800% due 10/21/2015	GBP	6,000	9,685

			97,895

UTILITIES 1.2%
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$2,200	2,207
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	26,850	36,484
Verizon Communications, Inc.
4.500% due 09/15/2020		$7,400	7,882

			46,573

Total Corporate Bonds & Notes (Cost $877,897)			902,096

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.6%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		24,730	24,502

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022		8,000	7,372

Total Municipal Bonds & Notes (Cost $33,630)			31,874

U.S. GOVERNMENT AGENCIES 46.6%
Fannie Mae
0.000% due 07/01/2031 - 02/25/2040 (b)		13,128	12,096
0.760% due 08/25/2022 (a)		20,858	903
2.000% due 07/25/2042		787	655
2.310% due 08/01/2022		100	95
2.362% due 09/01/2034		93	98
2.500% due 03/25/2033 - 08/25/2042		1,850	1,705
2.650% due 03/01/2022		12,978	12,687
2.680% due 02/01/2022		15,000	14,633
2.694% due 04/01/2036		51	54
2.780% due 07/01/2022		4,498	4,432
2.800% due 06/01/2022		4,898	4,815

2.820% due 06/01/2022 - 07/01/2022		10,186	10,014
2.840% due 07/01/2022		12,076	12,142
2.850% due 06/01/2022		3,620	3,647
2.920% due 07/01/2022		491	486
2.940% due 06/01/2022		34,905	34,656
2.950% due 05/01/2022		3,594	3,587
3.000% due 12/01/2021 - 04/25/2043		7,119	7,226
3.300% due 10/01/2021		12,796	13,082
3.380% due 11/01/2021		6,654	6,830
3.500% due 05/25/2042 - 05/25/2043		2,038	2,032
4.000% due 01/01/2026 - 11/01/2043		1,004,164	1,051,408
4.330% due 04/01/2021		194	211
4.471% due 09/25/2040 (a)		16,300	2,492
4.500% due 11/25/2035 - 11/01/2043		456,607	486,917
5.000% due 01/25/2040 - 11/01/2043		3,283	3,588
5.500% due 08/01/2035 - 10/01/2043		15,151	16,551
5.680% due 06/25/2037		265	286
6.000% due 05/25/2031 - 10/01/2040		7,603	8,399
6.241% due 04/25/2040 (a)		575	78
6.500% due 08/25/2036		265	315
6.750% due 05/25/2042		550	536
7.021% due 05/25/2036 (a)		7,100	1,146
7.500% due 03/25/2034		449	559
20.479% due 01/25/2036		2,672	3,739
22.375% due 07/25/2023		42	69
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)		2,661	2,110
2.365% due 11/01/2023		2	2
2.480% due 07/01/2036		82	87
2.493% due 10/01/2036		15	16
2.659% due 12/01/2031		229	247
3.000% due 01/15/2043 - 02/15/2043		8	7
3.500% due 04/15/2041 - 04/15/2043		180	190
4.000% due 09/15/2039 - 06/15/2042		18,439	18,879
4.500% due 06/15/2027 - 08/15/2042		17,820	18,573
5.000% due 05/15/2033 - 05/15/2042		15,410	16,970
5.000% due 08/15/2039 (a)		1,342	201
5.250% due 03/15/2032 - 04/15/2033		303	329
5.500% due 08/15/2033 - 04/01/2038		14,657	16,206
6.000% due 10/15/2031 - 08/01/2037		4,258	4,852
6.741% due 06/15/2042		3,032	2,616
9.535% due 01/15/2041		8,646	8,839
18.792% due 10/15/2023		484	695
19.161% due 05/15/2033		264	395
Ginnie Mae
3.500% due 12/20/2040 - 01/15/2042		80	78
4.000% due 02/20/2041 - 04/20/2042		6,070	6,176
4.500% due 02/20/2038 - 12/20/2040		3,897	4,029
4.750% due 01/20/2035		30	30
5.000% due 10/20/2034 - 04/20/2041		4,687	5,280
5.500% due 02/17/2033 - 07/20/2037		366	420
5.920% due 12/20/2035 (a)		6,000	1,073

Total U.S. Government Agencies (Cost $1,821,243)			1,830,469

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023		2,429	2,365
0.375% due 07/15/2023		50,188	49,964
2.000% due 01/15/2026		49,548	57,248
2.375% due 01/15/2025		264,558	316,167
2.375% due 01/15/2027		579	698
U.S. Treasury Notes
0.750% due 02/28/2018 (h)		85,800	84,154
0.750% due 03/31/2018		136,674	133,812
0.875% due 01/31/2018		19,700	19,451
1.000% due 05/31/2018		50,000	49,373
1.375% due 06/30/2018		466,000	467,402

Total U.S. Treasury Obligations (Cost $1,217,195)			1,180,634

MORTGAGE-BACKED SECURITIES 13.2%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		477	487
Adjustable Rate Mortgage Trust
2.467% due 01/25/2035		607	603
2.823% due 07/25/2035		2,262	2,203
Aggregator of Loans Backed by Assets PLC
2.767% due 12/16/2042	GBP	9,196	15,161
American Home Mortgage Investment Trust
1.873% due 09/25/2045		$81	78
2.393% due 02/25/2045		1,626	1,632
ASG Resecuritization Trust
2.300% due 03/26/2037		104	104

Banc of America Alternative Loan Trust
5.500% due 12/25/2018	26	27
6.000% due 03/25/2034	42	43
Banc of America Funding Corp.
0.400% due 07/20/2036	47	43
0.430% due 05/20/2035	5,732	5,225
0.680% due 06/26/2035	1,000	944
2.666% due 05/25/2035	84	85
2.685% due 02/20/2036	425	423
3.201% due 12/20/2034	1,100	727
5.750% due 03/25/2036	4,765	4,716
5.750% due 07/20/2036	145	141
Banc of America Large Loan Trust
2.482% due 11/15/2015	22,088	22,132
Banc of America Mortgage Trust
2.799% due 06/25/2035	135	135
2.924% due 02/25/2034	221	219
2.926% due 10/25/2034	1,702	1,675
Banc of America Re-REMIC Trust
5.694% due 06/24/2050	5,974	6,551
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045	5,301	5,301
5.223% due 03/11/2041	5,670	5,669
BCAP LLC Trust
4.000% due 04/26/2037	3,770	3,737
4.836% due 07/26/2037	1,422	1,301
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036	901	875
2.473% due 04/25/2034	16	16
2.731% due 01/25/2035	468	463
2.757% due 10/25/2034	367	309
2.768% due 11/25/2034	111	110
2.920% due 04/25/2034	165	155
Bear Stearns Alt-A Trust
0.719% due 08/25/2035	885	794
0.819% due 04/25/2034	97	95
2.512% due 06/25/2034	497	496
Bear Stearns Commercial Mortgage Securities Trust
4.868% due 09/11/2042	3,000	3,028
Bella Vista Mortgage Trust
0.479% due 01/22/2045	664	554
Chase Mortgage Finance Trust
2.823% due 02/25/2037	577	546
Citigroup Mortgage Loan Trust, Inc.
0.419% due 11/25/2036	2,700	2,203
2.270% due 09/25/2035	393	389
2.290% due 09/25/2035	255	251
2.540% due 05/25/2035	68	66
2.622% due 08/25/2035	1,664	1,645
2.686% due 09/25/2034	232	230
2.829% due 03/25/2034	732	733
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044	2,205	2,228
Countrywide Alternative Loan Trust
1.633% due 01/25/2036	5,126	4,546
6.000% due 11/25/2034	142	143
Countrywide Home Loan Mortgage Pass-Through Trust
0.579% due 07/25/2018	465	456
0.579% due 08/25/2033	2,067	2,035
0.679% due 06/25/2018	2,023	2,002
0.719% due 02/25/2035	77	72
0.719% due 03/25/2035	422	393
2.998% due 12/25/2033	1,698	1,703
5.000% due 04/25/2035	2	2
5.150% due 07/25/2033	181	183
Credit Suisse Commercial Mortgage Trust
5.448% due 01/15/2049	484	485
Credit Suisse First Boston Mortgage Securities Corp.
0.829% due 11/25/2031	65	53
2.334% due 06/25/2033	40	40
2.645% due 06/25/2034	363	361
2.778% due 11/25/2034	134	134
4.832% due 04/15/2037	2,000	2,088
4.855% due 01/15/2037	405	410
5.416% due 05/15/2036	350	352
5.500% due 12/25/2034	214	205
Credit Suisse Mortgage Capital Certificates
2.792% due 07/27/2036	179	181
2.818% due 04/26/2037	79	80
3.220% due 03/27/2036	96	96
3.333% due 10/27/2036	87	85
4.538% due 07/27/2037	87	88
5.509% due 04/15/2047	200	216
6.000% due 05/27/2036	103	102
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035	1,647	1,667

DLJ Commercial Mortgage Pass-Through Certificates
6.100% due 06/10/2032		3,238	3,255
Epic Opera Arlington Ltd.
0.759% due 07/28/2016	GBP	4,450	7,131
First Horizon Alternative Mortgage Securities
2.193% due 09/25/2034		$333	331
2.222% due 04/25/2035		2,459	2,395
2.316% due 06/25/2034		26	25
First Horizon Mortgage Pass-Through Trust
2.653% due 12/25/2034		1,236	1,203
5.084% due 06/25/2035		712	684
GMAC Mortgage Corp. Loan Trust
3.350% due 08/19/2034		99	96
Granite Master Issuer PLC
0.320% due 12/20/2054		14	13
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	580	721
0.382% due 06/18/2039		$6,142	5,565
0.648% due 03/18/2039	GBP	6,891	10,261
0.658% due 06/18/2039		40,599	60,176
0.668% due 06/18/2038		9,082	13,514
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$5,000	5,076
5.381% due 03/10/2039		2,889	2,961
GS Mortgage Securities Trust
1.456% due 03/06/2020		2,679	2,683
2.006% due 03/06/2020		7,500	7,520
2.476% due 03/06/2020		3,000	3,011
4.761% due 07/10/2039		11,240	11,758
GSMPS Mortgage Loan Trust
0.529% due 03/25/2035		2,845	2,431
GSR Mortgage Loan Trust
0.479% due 04/25/2032		280	241
0.509% due 12/25/2034		89	80
0.519% due 12/25/2034		157	147
0.619% due 05/25/2035		29	28
1.880% due 05/25/2034		157	142
2.462% due 06/25/2034		1,133	1,068
2.661% due 09/25/2035		476	475
2.688% due 09/25/2034		994	920
2.786% due 05/25/2035		98	88
2.810% due 04/25/2035		46	46
3.014% due 01/25/2035		408	402
3.068% due 12/25/2034		1,189	1,031
4.806% due 06/25/2034		18	18
Harborview Mortgage Loan Trust
2.373% due 06/19/2034		436	433
2.595% due 05/19/2033		188	188
3.023% due 01/19/2035		2,736	2,633
HomeBanc Mortgage Trust
0.509% due 10/25/2035		6,384	5,330
Homestar Mortgage Acceptance Corp.
0.819% due 03/25/2034		136	132
Impac CMB Trust
0.699% due 04/25/2035		383	370
0.819% due 10/25/2033		10	10
IndyMac Mortgage Loan Trust
0.489% due 10/25/2036		1,210	946
1.039% due 08/25/2034		108	91
2.454% due 08/25/2034		132	128
5.282% due 08/25/2036		613	599
JPMorgan Chase Commercial Mortgage Securities Trust
5.419% due 01/12/2043		296	302
5.987% due 06/15/2049		1,394	1,429
JPMorgan Mortgage Trust
2.544% due 12/25/2034		569	577
2.731% due 06/25/2035		76	73
2.735% due 08/25/2034		737	728
2.785% due 09/25/2035		524	522
2.812% due 07/25/2035		153	154
2.836% due 07/25/2035		874	853
5.500% due 04/25/2036		3,201	3,174
JPMorgan Resecuritization Trust
2.075% due 01/26/2037		82	82
2.723% due 08/27/2037		120	122
5.050% due 11/26/2035		1,376	1,356
5.305% due 01/27/2047		91	92
5.788% due 07/27/2037		96	97
6.000% due 02/27/2037		282	286
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		8,486	8,590
Leek Finance Ltd.
0.798% due 12/21/2037	GBP	1,641	2,716
Mall Funding PLC
1.190% due 04/22/2017		1,930	3,066

MASTR Adjustable Rate Mortgages Trust
2.106% due 09/25/2033		$708	696
2.645% due 03/25/2035		7,829	7,625
5.069% due 11/25/2034		906	896
Mellon Residential Funding Corp.
0.662% due 06/15/2030		174	172
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		783	717
0.429% due 11/25/2035		386	352
0.639% due 04/25/2029		158	151
0.639% due 03/25/2030		114	110
0.679% due 05/25/2029		488	472
0.739% due 01/25/2030		349	327
1.179% due 10/25/2035		758	737
1.897% due 03/25/2033		133	133
2.069% due 05/25/2029		83	83
2.152% due 04/25/2035		3,260	3,049
2.173% due 02/25/2036		1,386	1,311
2.202% due 04/25/2029		739	726
5.352% due 05/25/2036		10,698	10,417
Morgan Stanley Capital Trust
5.037% due 01/14/2042		3,719	3,749
5.439% due 02/12/2044		21,107	21,387
5.610% due 04/15/2049		336	339
5.665% due 04/15/2049		37,322	41,100
5.760% due 04/12/2049		11,764	11,984
5.852% due 12/12/2049		4	4
Morgan Stanley Dean Witter Capital, Inc.
1.705% due 03/25/2033		798	749
Morgan Stanley Mortgage Loan Trust
0.449% due 09/25/2035		48	46
0.629% due 07/25/2034		242	237
5.486% due 01/25/2035		3,073	3,048
MortgageIT Trust
0.479% due 08/25/2035		434	409
RALI Series
5.500% due 11/25/2034		7,879	7,826
RBSSP Resecuritization Trust
0.680% due 03/26/2036		523	514
Residential Accredit Loans, Inc. Trust
1.653% due 08/25/2035		3,451	2,821
2.480% due 04/25/2035		1,196	1,162
Residential Asset Securitization Trust
0.729% due 08/25/2033		115	108
RMAC Securities PLC
0.668% due 06/12/2044	GBP	4,194	6,210
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$400	436
5.331% due 02/16/2044		400	435
5.336% due 05/16/2047		400	441
Sequoia Mortgage Trust
0.450% due 01/20/2035		93	85
0.480% due 12/20/2034		543	515
0.500% due 11/20/2034		122	120
0.699% due 01/20/2035		5,292	4,990
0.737% due 02/20/2035		3,575	3,532
0.773% due 11/20/2034		2,203	1,935
0.899% due 11/22/2024		14	14
0.998% due 02/20/2034		3,027	2,922
1.004% due 07/20/2034		2,991	2,849
1.048% due 08/20/2034		1,657	1,658
1.080% due 12/20/2032		2,953	2,865
2.651% due 04/20/2035		356	353
Structured Adjustable Rate Mortgage Loan Trust
0.579% due 06/25/2035		237	236
2.485% due 02/25/2034		60	60
2.507% due 07/25/2034		347	345
2.539% due 03/25/2034		171	168
2.550% due 04/25/2034		315	311
2.561% due 02/25/2035		2,058	1,898
2.568% due 03/25/2035		3,346	3,235
2.605% due 11/25/2034		7,172	7,112
Structured Asset Mortgage Investments Trust
0.431% due 07/19/2035		1,103	1,019
0.841% due 10/19/2034		1,326	1,305
0.881% due 02/19/2035		213	206
1.021% due 02/19/2033		931	879
2.329% due 12/19/2034		2,753	2,720
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.340% due 01/25/2032		12	11
2.475% due 01/25/2034		175	170
2.477% due 06/25/2033		64	63
2.496% due 04/25/2033		50	49
2.803% due 11/25/2032		1,231	1,194
5.500% due 05/25/2035		3,174	3,265

Thornburg Mortgage Securities Trust
0.719% due 03/25/2044		173	147
5.082% due 10/25/2046		11,661	11,424
5.636% due 07/25/2036		527	517
5.750% due 06/25/2047		6,587	6,558
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		5,580	5,511
0.355% due 06/15/2049		378	356
5.341% due 11/15/2035		812	813
5.421% due 04/15/2047		3,671	3,678
5.931% due 06/15/2049		1,216	1,255
WaMu Mortgage Pass-Through Certificates
0.449% due 07/25/2045		93	86
0.469% due 12/25/2045		78	69
0.489% due 01/25/2045		76	70
0.499% due 07/25/2045		110	103
0.509% due 01/25/2045		5,181	4,667
0.539% due 01/25/2045		749	664
0.578% due 10/25/2044		1,480	1,325
0.608% due 06/25/2044		286	254
1.159% due 02/25/2046		127	117
1.325% due 11/25/2041		742	688
1.553% due 04/25/2044		66	64
1.946% due 11/25/2041		1,874	1,728
2.204% due 02/27/2034		138	137
2.430% due 01/25/2035		3,787	3,843
2.436% due 10/25/2034		117	116
2.455% due 06/25/2034		256	260
2.467% due 12/25/2035		274	266
2.496% due 03/25/2035		340	339
Wells Fargo Mortgage-Backed Securities Trust
2.494% due 09/25/2033		223	225
2.617% due 01/25/2035		655	651
2.624% due 01/25/2035		21	21
2.630% due 10/25/2035		547	553
2.636% due 06/25/2035		604	612
2.666% due 06/25/2035		63	63
2.680% due 03/25/2035		1,132	1,144
4.529% due 12/25/2033		37	38
4.677% due 01/25/2034		83	82
5.595% due 04/25/2036		131	127
5.750% due 01/25/2036		467	484

Total Mortgage-Backed Securities (Cost $494,790)			519,419

ASSET-BACKED SECURITIES 6.6%
ACA CLO Ltd.
0.516% due 07/25/2018		8,315	8,264
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.229% due 10/25/2033		2,851	2,571
1.229% due 11/25/2034		11,198	10,351
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	352	469
Asset-Backed Securities Corp. Home Equity Loan Trust
0.454% due 09/25/2034		$25	25
0.809% due 09/25/2034		3,954	3,529
Avoca CLO PLC
0.562% due 02/18/2022	EUR	1,278	1,707
Bear Stearns Asset-Backed Securities Trust
0.629% due 12/25/2042		$57	56
0.669% due 07/25/2035		6,272	6,140
1.079% due 11/25/2039		65	64
1.979% due 03/25/2043		112	101
2.279% due 03/25/2035		5,000	4,370
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	3,718	4,824
Chase Funding Trust
0.919% due 10/25/2032		$53	49
4.396% due 02/25/2030		50	50
Citibank Omni Master Trust
2.932% due 08/15/2018		450	460
Clavos Euro CDO Ltd.
0.799% due 04/18/2023	EUR	5,748	7,695
Countrywide Asset-Backed Certificates
0.309% due 06/25/2037		$1,586	1,586
0.359% due 09/25/2036		2,532	2,445
0.459% due 11/25/2035		35	35
0.529% due 05/25/2046		2,754	2,568
0.569% due 11/25/2034		37	36
0.879% due 12/25/2033		74	69
1.029% due 04/25/2035		2,260	2,074
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 10/25/2032		48	40
EFS Volunteer LLC
1.064% due 07/26/2027		1,012	1,023

Ellington Loan Acquisition Trust
1.079% due 05/28/2037		12,000	11,684
Equity One ABS, Inc.
4.860% due 07/25/2033		181	179
First Franklin Mortgage Loan Trust
0.479% due 01/25/2036		5,000	4,402
0.539% due 10/25/2035		25,000	21,309
0.899% due 03/25/2035		750	714
1.004% due 05/25/2034		7,234	6,534
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	319	429
Hyde Park CDO BV
0.569% due 06/14/2022		8,889	11,817
JPMorgan Mortgage Acquisition Trust
0.369% due 05/25/2035		$2,184	2,076
0.469% due 05/25/2035		3,397	2,803
Lehman XS Trust
0.449% due 12/25/2035		3,828	3,301
0.459% due 08/25/2035		281	266
1.153% due 11/25/2035		202	179
Leopard CLO BV
0.722% due 04/07/2019	EUR	172	233
Long Beach Mortgage Loan Trust
1.079% due 06/25/2035		$7,263	5,869
Magi Funding PLC
0.578% due 04/11/2021	EUR	172	230
MASTR Asset-Backed Securities Trust
0.599% due 03/25/2035		$3,183	3,031
Mid-State Trust
5.745% due 01/15/2040		670	722
5.787% due 10/15/2040		107	114
6.005% due 08/15/2037		60	63
6.340% due 10/15/2036		8,718	9,251
7.340% due 07/01/2035		24	27
Morgan Stanley ABS Capital, Inc.
0.689% due 07/25/2035		7,400	6,511
1.034% due 03/25/2034		1,178	1,076
New Century Home Equity Loan Trust
0.669% due 07/25/2035		4,100	3,789
Nomura Home Equity Loan, Inc.
0.769% due 09/25/2035		7,752	5,491
North Carolina State Education Assistance Authority
0.716% due 10/26/2020		79	79
Option One Mortgage Loan Trust Asset-Backed Certificates
0.779% due 04/25/2033		74	69
1.019% due 02/25/2033		45	41
Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		67	72
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.599% due 05/25/2035		3,092	2,908
Residential Asset Mortgage Products Trust
0.569% due 02/25/2036		3,786	3,376
0.619% due 09/25/2035		2,726	2,523
Residential Asset Securities Corp. Trust
0.609% due 10/25/2035		2,000	1,817
0.959% due 11/25/2034		83	78
Securitized Asset-Backed Receivables LLC Trust
0.469% due 12/25/2035		8,362	6,839
SLM Student Loan Trust
0.324% due 01/25/2041	EUR	10,000	11,779
0.364% due 01/25/2040		16,800	19,555
0.404% due 01/25/2024		3,500	4,636
0.494% due 09/15/2021		448	605
0.774% due 12/15/2027		20,089	26,220
Soundview Home Loan Trust
0.974% due 04/25/2035		$2,562	2,347
Structured Asset Investment Loan Trust
0.669% due 08/25/2035		7,400	6,310
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.579% due 05/25/2034		37	36
Trimaran CLO Ltd.
0.515% due 11/01/2018		5,232	5,161
Wood Street CLO BV
0.544% due 11/22/2021	EUR	2,025	2,700

Total Asset-Backed Securities (Cost $240,434)			259,852

SOVEREIGN ISSUES 3.5%
Autonomous Community of Andalusia
5.200% due 07/15/2019		8,000	10,696
Autonomous Community of Catalonia
1.445% due 10/22/2014	JPY	500,000	4,905
1.500% due 09/16/2014		300,000	2,975
2.125% due 10/01/2014	CHF	1,700	1,856
4.300% due 11/15/2016	EUR	900	1,239

4.950% due 02/11/2020		1,700	2,145
Autonomous Community of Madrid
4.200% due 09/24/2014		5,750	7,983
4.305% due 03/06/2014		8,600	11,795
Autonomous Community of Valencia
4.375% due 07/16/2015		600	824
4.750% due 03/20/2014		1,514	2,065
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,200	1,207
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	8,300	11,395
3.500% due 06/01/2014		4,700	6,468
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		17,800	23,314
Junta de Castilla y Leon
6.505% due 03/01/2019		3,200	4,840
Mexico Government International Bond
3.500% due 12/14/2017 (d)	MXN	288,189	24,295
3.660% due 03/19/2015		150,000	11,479
4.000% due 11/15/2040 (d)		32,297	2,697
5.000% due 06/16/2016 (d)		64,594	5,529
Province of Quebec
3.500% due 07/29/2020		$1,200	1,258

Total Sovereign Issues (Cost $137,553)			138,965

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2013 (e)		4,600	4,396

Total Preferred Securities (Cost $4,402)			4,396

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.8%
CERTIFICATES OF DEPOSIT 0.3%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		$10,000	9,987

COMMERCIAL PAPER 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		20,000	19,965
Ford Motor Credit Co. LLC
1.021% due 11/05/2013		18,500	18,482
1.021% due 11/22/2013		25,000	24,964
1.022% due 11/25/2013		7,500	7,489
Santander S.A.
3.100% due 10/01/2013		8,100	8,100

			79,000

REPURCHASE AGREEMENTS (f) 5.2%			205,730

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.020% due 01/03/2014		700	700
0.046% due 12/27/2013		3,940	3,940

			4,640

ITALY TREASURY BILLS 0.5%
1.091% due 09/12/2014 (c)	EUR	13,400	17,940

U.S. TREASURY BILLS 1.7%
0.013% due 10/03/2013 - 01/02/2014 (c)(h)		$65,430	65,429

Total Short-Term Instruments (Cost $382,728)	382,726

Total Investments in Securities (Cost $5,258,747)	5,299,312

Total Investments 134.9% (Cost $5,258,747)	$5,299,312
Financial Derivative Instruments (g) (0.4%) (Cost or Premiums, net $0)	(16,328)
Other Assets and Liabilities, net (34.5%)	(1,355,373)

Net Assets 100.0%	$3,927,611

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.030%	09/11/2013	10/08/2013	$33,600	U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2015	$(34,314)	$33,600	$33,601
	0.040%	09/27/2013	10/04/2013	12,500	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(12,754)	12,500	12,500
	0.080%	09/30/2013	10/01/2013	5,600	U.S. Treasury Notes 2.000% due 09/30/2020	(5,716)	5,600	5,600
BOS	0.080%	09/30/2013	10/01/2013	400	U.S. Treasury Notes 0.250% due 09/30/2015	(408)	400	400
GRE	0.080%	09/30/2013	10/01/2013	85,000	U.S. Treasury Notes 0.250% due 02/28/2015	(86,713)	85,000	85,000
	0.090%	09/30/2013	10/01/2013	50,000	Freddie Mac 0.875% due 10/14/2016	(51,135)	50,000	50,000
GSC	0.090%	09/30/2013	10/01/2013	4,100	Fannie Mae 2.500% due 12/01/2027	(4,232)	4,100	4,100
JPS	0.100%	09/30/2013	10/01/2013	12,000	Freddie Mac 2.205% due 12/05/2022	(12,465)	12,000	12,000
SSB	0.000%	09/30/2013	10/01/2013	2,530	Freddie Mac 2.080% due 10/17/2022	(2,585)	2,530	2,530

Total Repurchase Agreements						$(210,322)	$205,730	$205,731

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $170,962 at a weighted average interest rate of (0.112%).

(g)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	EUR	155,203		$206,976	$0	$(2,990)
	10/2013	JPY	1,475,299		14,921	0	(89)
	12/2013	EUR	8,500		10,729	0	(773)
	06/2014		4,700		6,278	0	(86)
BPS	10/2013	GBP	153,566		238,282	0	(10,326)
	12/2013		$2,641	MXN	34,485	0	(23)
BRC	11/2013	EUR	9,109		$12,289	2	(37)
	04/2014		41,097		54,104	0	(1,523)
CBK	10/2013		116		155	0	(2)
	10/2013	JPY	483,200		4,868	0	(49)
	10/2013		$2,041	EUR	1,508	0	(1)
	10/2013		6,039	GBP	3,791	98	0
	11/2013	EUR	395		$534	0	(1)
DUB	10/2013		$248,391	GBP	155,614	3,533	0
	11/2013	GBP	155,614		$248,330	0	(3,529)
	12/2013	MXN	243,378		18,408	0	(71)
FBF	10/2013	GBP	5,839		9,230	0	(223)
	10/2013		$3,370	EUR	2,520	39	0
	11/2013	BRL	124		$54	0	(2)
	12/2013		$1,174	MXN	15,518	4	0
GLM	10/2013	EUR	604		$813	0	(4)
	10/2013		$203,822	EUR	150,622	0	(53)
	11/2013	CHF	1,706		$1,829	0	(58)
	11/2013	EUR	150,622		203,840	54	0
	12/2013	MXN	238,696		18,121	0	(2)
JPM	10/2013		$1,209	EUR	908	20	0
	11/2013	EUR	38,969		$52,554	0	(169)
	12/2013	MXN	133,168		10,044	0	(67)
MSC	10/2013		$492	EUR	365	1	0
	11/2013	EUR	365		$492	0	(1)

Total Forward Foreign Currency Contracts						$3,751	$(20,079)

(h)	Securities with an aggregate market value of $14,681 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$48,881	$0	$48,881
Corporate Bonds & Notes
Banking & Finance	0	557,815	199,813	757,628
Industrials	0	47,265	50,630	97,895
Utilities	0	46,573	0	46,573
Municipal Bonds & Notes
California	0	24,502	0	24,502
South Dakota	0	7,372	0	7,372
U.S. Government Agencies	0	1,830,469	0	1,830,469
U.S. Treasury Obligations	0	1,180,634	0	1,180,634
Mortgage-Backed Securities	0	519,419	0	519,419
Asset-Backed Securities	0	259,852	0	259,852
Sovereign Issues	0	138,965	0	138,965
Preferred Securities
Banking & Finance	0	4,396	0	4,396
Short-Term Instruments
Certificates of Deposit	0	9,987	0	9,987
Commercial Paper	0	79,000	0	79,000
Repurchase Agreements	0	205,730	0	205,730
Short-Term Notes	0	4,640	0	4,640
Italy Treasury Bills	0	17,940	0	17,940
U.S. Treasury Bills	0	65,429	0	65,429
Total Investments	$0	$5,048,869	$250,443	$5,299,312

Financial Derivative Instruments - Assets
Over the counter	$0	$3,751	$0	$3,751

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(20,079)	$0	$(20,079)
Totals	$0	$5,032,541	$250,443	$5,282,984

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$27,208	$200,000	$(28,439)	$(7)	$940	$111	$0	$0	$199,813	$(187)
Industrials	49,455	0	0	4	0	1,171	0	0	50,630	1,171

Totals	$76,663	$200,000	$(28,439)	$(3)	$940	$1,282	$0	$0	$250,443	$984

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$199,813	Benchmark Pricing	Base Price	100.00
Industrials	50,630	Benchmark Pricing	Base Price	88.42

Total	$250,443

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Manager. The Board has delegated responsibility for applying the valuation methods to the investment manager (the “Manager”). The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$158,514	$207	$(18)	$189
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	17,188	240	(166)	74
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	31,983	23	(551)	(528)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	109,414	0	(15,099)	(15,099)
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	13,110	26	(191)	(165)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,295,207	2,010	(8,202)	(6,192)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	98,809	0	(16,732)	(16,732)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	61,071	25	(2,680)	(2,655)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,103,569	33,649	(14,567)	19,082
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	137,333	3,457	(2,733)	724
PIMCO Australia Bond Index Exchange-Traded Fund	37,189	37	(3,157)	(3,120)
PIMCO Canada Bond Index Exchange-Traded Fund	28,243	12	(1,888)	(1,876)
PIMCO Germany Bond Index Exchange-Traded Fund	2,908	118	0	118
PIMCO Build America Bond Exchange-Traded Fund	26,017	611	(1,313)	(702)
PIMCO Enhanced Short Maturity Exchange-Traded Fund	4,483,498	10,618	(3,928)	6,690
PIMCO Foreign Currency Strategy Exchange-Traded Fund	25,833	154	(178)	(24)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	124,745	1,237	(9,510)	(8,273)
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	190,914	4,406	(3,483)	923
PIMCO Short Term Municipal Bond Exchange-Traded Fund	75,133	150	(131)	19
PIMCO Total Return Exchange-Traded Fund	5,260,355	105,086	(66,129)	38,957

3. RELATED PARTY TRANSACTIONS

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Portfolio and PIMCO Money Market Portfolio under the Securities Lending Agreement. PIMCO Government Money Market Portfolio and PIMCO Money Market Portfolio are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2013, (amounts in thousands):

Investments in PIMCO Money Market Fund

Fund Name	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$51,215	$50,470	$(36,312)	$0	$0	$65,373	$1

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Index Abbreviations:
CDX.HY	Credit Derivatives Index-High Yield	CDX.IG	Credit Derivatives Index-Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	JSC	Joint Stock Company
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 26, 2013